December 31, 2017

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Annual *Report*

TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Schedule of Investments	1
Financial Statements:
Statements of Assets and Liabilities	3
Statements of Operations	8
Statements of Changes in Net Assets	13
Financial Highlights	28
Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	42

The 2017 Annual Reports for all underlying investment options may be mailed separately to Pacific Life & Annuity Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	16,151	$136,787	$159,856
Floating Rate Income	Floating Rate Income Class I *	22	236	255
Floating Rate Loan	Floating Rate Loan Class I *	16,200	97,695	112,739
High Yield Bond	High Yield Bond Class I *	58,122	318,366	467,668
Inflation Managed	Inflation Managed Class I *	61,155	621,967	645,249
Inflation Strategy	Inflation Strategy Class I *	539	5,355	5,491
Managed Bond	Managed Bond Class I *	117,601	1,271,581	1,502,710
Short Duration Bond	Short Duration Bond Class I *	25,912	238,472	254,848
Emerging Markets Debt	Emerging Markets Debt Class I *	6,659	65,150	82,001
Comstock	Comstock Class I *	23,825	149,712	376,788
Developing Growth	Developing Growth Class I *	8,482	53,539	128,757
Dividend Growth	Dividend Growth Class I *	18,078	145,421	362,309
Equity Index	Equity Index Class I *	55,890	1,737,381	3,514,975
Focused Growth	Focused Growth Class I *	11,400	62,768	305,055
Growth	Growth Class I *	15,426	192,241	435,899
Large-Cap Growth	Large-Cap Growth Class I *	81,027	370,696	889,762
Large-Cap Value	Large-Cap Value Class I *	53,781	472,894	1,189,760
Long/Short Large-Cap	Long/Short Large-Cap Class I *	2,925	18,722	41,691
Main Street® Core	Main Street Core Class I *	27,395	412,682	1,060,105
Mid-Cap Equity	Mid-Cap Equity Class I *	48,890	467,016	1,031,843
Mid-Cap Growth	Mid-Cap Growth Class I *	41,342	209,870	545,477
Mid-Cap Value	Mid-Cap Value Class I *	3,875	44,322	71,570
Small-Cap Equity	Small-Cap Equity Class I *	9,494	140,157	199,264
Small-Cap Index	Small-Cap Index Class I *	38,565	316,239	904,345
Small-Cap Value	Small-Cap Value Class I *	36,627	394,471	784,304
Value Advantage	Value Advantage Class I *	13,860	209,499	234,524
Emerging Markets	Emerging Markets Class I *	53,074	369,728	987,690
International Large-Cap	International Large-Cap Class I *	120,388	628,828	1,155,754
International Small-Cap	International Small-Cap Class I *	9,799	53,459	112,783
International Value	International Value Class I *	51,132	448,712	658,274
Health Sciences	Health Sciences Class I *	34,112	303,691	1,218,898
Real Estate	Real Estate Class I *	38,073	399,920	922,099
Technology	Technology Class I *	31,391	116,769	223,071
Currency Strategies	Currency Strategies Class I *	966	10,590	10,514
Equity Long/Short	Equity Long/Short Class I *	506	6,784	7,626
Global Absolute Return	Global Absolute Return Class I *	183	1,911	2,187
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	193	2,787	3,021
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	35,675	617,510	698,450
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	28,582	426,995	624,680
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	2,182	25,015	27,960
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,972	48,414	69,078
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	86,293	827,680	1,282,333
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	206,488	1,976,274	3,278,130
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	69,853	750,331	1,144,095
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	2	22	23

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	8,388	286,083	329,908

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	3,782	70,209	86,072

	American Funds Insurance Series®
American Funds IS Asset Allocation Class 4	American Funds IS Asset Allocation Class 4	8,554	182,328	200,157
American Funds IS Growth Class 4	American Funds IS Growth Class 4	9,870	666,004	755,628
American Funds IS Growth-Income Class 4	American Funds IS Growth-Income Class 4	7,273	329,691	358,634

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	6,300	75,606	97,529
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	42,568	568,905	631,705

See Notes to Financial Statements	See explanation of symbol on page 2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	25,847	$633,877	$957,630
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	Fidelity VIP Freedom 2015 Portfolio Service Class 2	232	2,973	3,160
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2	5,995	45,573	83,576
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	Fidelity VIP Freedom 2025 Portfolio Service Class 2	291	3,469	4,236
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	Fidelity VIP Freedom 2030 Portfolio Service Class 2	573	7,389	8,367
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	Fidelity VIP Freedom 2035 Portfolio Service Class 2	4,080	72,978	92,728
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	Fidelity VIP Freedom 2045 Portfolio Service Class 2	837	17,628	18,009
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	736,696	736,696	736,696
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	641	25,981	46,668
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	13,706	392,667	517,941
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	3,707	34,531	53,301

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	17,287	245,352	267,434
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	9,033	155,536	149,127

	Janus Aspen Series
Janus Henderson Enterprise Service Shares	Janus Henderson Enterprise Service Shares	1,998	84,529	133,210
Janus Henderson Overseas Service Shares	Janus Henderson Overseas Service Shares	5,472	188,422	168,212

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi-Asset Service Class	Lazard Retirement Global Dynamic Multi-Asset Service Class *	1	18	19
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	103	939	1,335

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	9,865	262,911	264,180
ClearBridge Variable Mid Cap - Class II	ClearBridge Variable Mid Cap - Class II	368	5,233	7,406

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	5,351	65,048	66,250
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC *	2,224	51,136	62,672
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	615	11,403	11,604
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	6,055	101,802	100,872

	M Fund, Inc.
II	M Large Cap Growth Fund	707	13,711	19,102
III	M Capital Appreciation	2,256	53,909	70,477
V	M Large Cap Value	581	6,349	8,099

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	3,383	42,878	62,829
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	12,237	320,144	354,627
MFS Value Series - Service Class	MFS Value Series - Service Class	1,239	23,031	25,462

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	2,506	92,825	117,502

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	7,131	83,908	91,924

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	106	1,098	1,082

	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	467	8,224	9,292

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II	19,378	262,837	585,035
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	15,441	342,091	450,265

	VanEck VIP Trust
VanEck VIP Global Hard Assets Initial Class	VanEck VIP Global Hard Assets Initial Class *	17,947	373,524	425,888

*  The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	Variable Accounts
	Diversified	Floating	Floating	High Yield	Inflation	Inflation
	Bond	Rate Income	Rate Loan	Bond	Managed	Strategy
ASSETS
Investments in mutual funds, at value	$159,856	$255	$112,739	$467,668	$645,249	$5,491
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	1	—	—
Total Assets	159,856	255	112,739	467,669	645,249	5,491
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	1	—
Total Liabilities	—	—	—	—	1	—
NET ASSETS	$159,856	$255	$112,739	$467,669	$645,248	$5,491
Units Outstanding	9,527	22	9,248	17,282	26,905	511
Accumulation Unit Value	$16.78	$11.64	$12.19	$27.06	$23.98	$10.74
Cost of Investments	$136,787	$236	$97,695	$318,366	$621,967	$5,355

	Managed	Short Duration	Emerging		Developing	Dividend
	Bond	Bond	Markets Debt	Comstock	Growth	Growth
ASSETS
Investments in mutual funds, at value	$1,502,710	$254,848	$82,001	$376,788	$128,757	$362,309
Receivables:
Due from Pacific Life & Annuity Company	1	19	—	—	2	—
Total Assets	1,502,711	254,867	82,001	376,788	128,759	362,309
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	1
Investments purchased	—	22	—	—	—	—
Total Liabilities	—	22	—	—	—	1
NET ASSETS	$1,502,711	$254,845	$82,001	$376,788	$128,759	$362,308
Units Outstanding	56,897	19,455	6,514	14,661	7,475	12,588
Accumulation Unit Value	$26.41	$13.10	$12.59	$25.70	$17.23	$28.78
Cost of Investments	$1,271,581	$238,472	$65,150	$149,712	$53,539	$145,421

	Equity	Focused		Large-Cap	Large-Cap	Long/Short
	Index	Growth	Growth	Growth	Value	Large-Cap
ASSETS
Investments in mutual funds, at value	$3,514,975	$305,055	$435,899	$889,762	$1,189,760	$41,691
Receivables:
Due from Pacific Life & Annuity Company	1,010	—	4	—	—	—
Total Assets	3,515,985	305,055	435,903	889,762	1,189,760	41,691
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	8	6	—
Investments purchased	1,009	—	—	—	—	—
Total Liabilities	1,009	—	—	8	6	—
NET ASSETS	$3,514,976	$305,055	$435,903	$889,754	$1,189,754	$41,691
Units Outstanding	140,919	6,697	25,507	43,558	43,053	1,902
Accumulation Unit Value	$24.94	$45.55	$17.09	$20.43	$27.63	$21.93
Cost of Investments	$1,737,381	$62,768	$192,241	$370,696	$472,894	$18,722

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Core	Equity	Growth	Value	Equity	Index
ASSETS
Investments in mutual funds, at value	$1,060,105	$1,031,843	$545,477	$71,570	$199,264	$904,345
Receivables:
Due from Pacific Life & Annuity Company	442	—	4	—	76	90
Total Assets	1,060,547	1,031,843	545,481	71,570	199,340	904,435
LIABILITIES
Payables:
Investments purchased	444	—	—	—	76	89
Total Liabilities	444	—	—	—	76	89
NET ASSETS	$1,060,103	$1,031,843	$545,481	$71,570	$199,264	$904,346
Units Outstanding	43,378	22,161	22,655	1,984	5,986	24,701
Accumulation Unit Value	$24.44	$46.56	$24.08	$36.07	$33.29	$36.61
Cost of Investments	$412,682	$467,016	$209,870	$44,322	$140,157	$316,239

	Small-Cap	Value	Emerging	International	International	International
	Value	Advantage	Markets	Large-Cap	Small-Cap	Value
ASSETS
Investments in mutual funds, at value	$784,304	$234,524	$987,690	$1,155,754	$112,783	$658,274
Receivables:
Due from Pacific Life & Annuity Company	1	—	162	7	—	98
Total Assets	784,305	234,524	987,852	1,155,761	112,783	658,372
LIABILITIES
Payables:
Investments purchased	—	—	67	—	—	100
Total Liabilities	—	—	67	—	—	100
NET ASSETS	$784,305	$234,524	$987,785	$1,155,761	$112,783	$658,272
Units Outstanding	14,433	13,859	16,485	51,419	6,577	49,760
Accumulation Unit Value	$54.34	$16.92	$59.92	$22.48	$17.15	$13.23
Cost of Investments	$394,471	$209,499	$369,728	$628,828	$53,459	$448,712

						Global
	Health	Real		Currency	Equity	Absolute
	Sciences	Estate	Technology	Strategies	Long/Short	Return
ASSETS
Investments in mutual funds, at value	$1,218,898	$922,099	$223,071	$10,514	$7,626	$2,187
Receivables:
Due from Pacific Life & Annuity Company	120	20	76	—	—	—
Total Assets	1,219,018	922,119	223,147	10,514	7,626	2,187
LIABILITIES
Payables:
Investments purchased	122	22	76	—	—	—
Total Liabilities	122	22	76	—	—	—
NET ASSETS	$1,218,896	$922,097	$223,071	$10,514	$7,626	$2,187
Units Outstanding	20,010	16,842	15,313	987	504	188
Accumulation Unit Value	$60.91	$54.75	$14.57	$10.66	$15.13	$11.66
Cost of Investments	$303,691	$399,920	$116,769	$10,590	$6,784	$1,911

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Pacific	Pacific			Portfolio
	Dynamix -	Dynamix -	Pacific	Portfolio	Optimization	Portfolio
	Conservative	Moderate	Dynamix -	Optimization	Moderate-	Optimization
	Growth	Growth	Growth	Conservative	Conservative	Moderate
ASSETS
Investments in mutual funds, at value	$3,021	$698,450	$624,680	$27,960	$69,078	$1,282,333
Total Assets	3,021	698,450	624,680	27,960	69,078	1,282,333
NET ASSETS (1)	$3,021	$698,450	$624,680	$27,960	$69,078	$1,282,333
Units Outstanding	159	31,630	24,537	2,109	4,823	83,993
Accumulation Unit Value	$19.02	$22.08	$25.46	$13.26	$14.32	$15.27
Cost of Investments	$2,787	$617,510	$426,995	$25,015	$48,414	$827,680

		Portfolio		Invesco V.I.	American
	Portfolio	Optimization	PSF DFA	International	Century	American Funds
	Optimization	Aggressive-	Balanced	Growth	VP Mid Cap	IS Asset Allocation
	Growth	Growth	Allocation	Series II	Value Class II	Class 4
ASSETS
Investments in mutual funds, at value	$3,278,130	$1,144,095	$23	$329,908	$86,072	$200,157
Receivables:
Due from Pacific Life & Annuity Company	227	—	—	100	78	—
Total Assets	3,278,357	1,144,095	23	330,008	86,150	200,157
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	1	—	—	—	—
Investments purchased	228	—	—	100	78	—
Total Liabilities	228	1	—	100	78	—
NET ASSETS	$3,278,129	$1,144,094	$23	$329,908	$86,072	$200,157
Units Outstanding	201,892	68,566	2	22,336	3,986	7,103
Accumulation Unit Value	$16.24	$16.69	$11.91	$14.77	$21.59	$28.18
Cost of Investments	$1,976,274	$750,331	$22	$286,083	$70,209	$182,328

				BlackRock	BlackRock
	American Funds	American Funds	BlackRock	Global	iShares Dynamic	Fidelity VIP
	IS Growth	IS Growth-Income	Basic Value	Allocation	Fixed Income	Contrafund
	Class 4	Class 4	V.I. Class III	V.I. Class III	V.I. Class I (2)	Service Class 2
ASSETS
Investments in mutual funds, at value	$755,628	$358,634	$97,529	$631,705	$—	$957,630
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	546	—	3
Total Assets	755,628	358,634	97,529	632,251	—	957,633
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	1	1	—	—	—
Investments purchased	—	—	—	545	—	—
Total Liabilities	—	1	1	545	—	—
NET ASSETS	$755,628	$358,633	$97,528	$631,706	$—	$957,633
Units Outstanding	24,323	13,228	4,575	29,588	—	34,007
Accumulation Unit Value	$31.07	$27.11	$21.32	$21.35	See Note (2)	$28.16
Cost of Investments	$666,004	$329,691	$75,606	$568,905	$—	$633,877

(1) No outstanding liabilities for the variable accounts as of December 31, 2017.

(2) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$3,160	$83,576	$4,236	$8,367	$92,728	$18,009
Total Assets	3,160	83,576	4,236	8,367	92,728	18,009
NET ASSETS (1)	$3,160	$83,576	$4,236	$8,367	$92,728	$18,009
Units Outstanding	195	5,208	252	502	5,232	1,003
Accumulation Unit Value	$16.20	$16.05	$16.83	$16.67	$17.72	$17.95
Cost of Investments	$2,973	$45,573	$3,469	$7,389	$72,978	$17,628

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP		Templeton
	Money Market	Growth	Mid Cap	Value Strategies	Templeton Foreign	Global Bond
	Service Class	Service Class 2	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments in mutual funds, at value	$736,696	$46,668	$517,941	$53,301	$267,434	$149,127
Receivables:
Due from Pacific Life & Annuity Company	4,698	—	—	—	—	—
Total Assets	741,394	46,668	517,941	53,301	267,434	149,127
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	1	1	1	—	—
Investments purchased	4,692	—	—	—	—	—
Total Liabilities	4,692	1	1	1	—	—
NET ASSETS	$736,702	$46,667	$517,940	$53,300	$267,434	$149,127
Units Outstanding	73,158	1,680	18,942	2,316	19,066	11,983
Accumulation Unit Value	$10.07	$27.78	$27.34	$23.02	$14.03	$12.44
Cost of Investments	$736,696	$25,981	$392,667	$34,531	$245,352	$155,536

	Janus	Janus	Lazard Retirement	Lazard	ClearBridge	ClearBridge
	Henderson	Henderson	Global Dynamic	Retirement U.S.	Variable	Variable
	Enterprise	Overseas	Multi-Asset	Strategic Equity	Aggressive Growth	Mid Cap -
	Service Shares	Service Shares	Service Class	Service Class	- Class II	Class II
ASSETS
Investments in mutual funds, at value	$133,210	$168,212	$19	$1,335	$264,180	$7,406
Receivables:
Due from Pacific Life & Annuity Company	79	1	—	—	—	—
Total Assets	133,289	168,213	19	1,335	264,180	7,406
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	1
Investments purchased	78	—	—	—	—	—
Total Liabilities	78	—	—	—	—	1
NET ASSETS	$133,211	$168,213	$19	$1,335	$264,180	$7,405
Units Outstanding	4,687	15,352	1	73	11,120	339
Accumulation Unit Value	$28.42	$10.96	$12.62	$18.25	$23.76	$21.83
Cost of Investments	$84,529	$188,422	$18	$939	$262,911	$5,233

(1) No outstanding liabilities for the variable accounts as of December 31, 2017.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Lord Abbett		Lord Abbett
	Bond	Lord Abbett	Fundamental	Lord Abbett
	Debenture	Developing Growth	Equity	Total Return
	Class VC	Class VC	Class VC	Class VC	II	III
ASSETS
Investments in mutual funds, at value	$66,250	$62,672	$11,604	$100,872	$19,102	$70,477
Receivables:
Due from Pacific Life & Annuity Company	22	—	1	67	—	—
Total Assets	66,272	62,672	11,605	100,939	19,102	70,477
LIABILITIES
Payables:
Investments purchased	22	—	—	67	—	—
Total Liabilities	22	—	—	67	—	—
NET ASSETS	$66,250	$62,672	$11,605	$100,872	$19,102	$70,477
Units Outstanding	5,432	3,342	563	9,087	497	1,661
Accumulation Unit Value	$12.20	$18.75	$20.61	$11.10	$38.43	$42.42
Cost of Investments	$65,048	$51,136	$11,403	$101,802	$13,711	$53,909

						PIMCO
		MFS	MFS	MFS		Global Multi-
		New Discovery	Utilities	Value	Oppenheimer	Asset Managed
		Series -	Series -	Series -	Global Fund/VA	Allocation -
	V	Service Class	Service Class	Service Class	Service Shares	Advisor Class
ASSETS
Investments in mutual funds, at value	$8,099	$62,829	$354,627	$25,462	$117,502	$91,924
Total Assets	8,099	62,829	354,627	25,462	117,502	91,924
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	1
Total Liabilities	—	—	—	—	—	1
NET ASSETS	$8,099	$62,829	$354,627	$25,462	$117,502	$91,923
Units Outstanding	296	2,590	19,183	1,962	7,077	8,118
Accumulation Unit Value	$27.40	$24.26	$18.49	$12.98	$16.60	$11.32
Cost of Investments	$6,349	$42,878	$320,144	$23,031	$92,825	$83,908

	Royce	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Micro-Cap	Total Return	Blue Chip	Equity	Global Hard Assets
	Service Class	V.I.S. Class 3	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$1,082	$9,292	$585,035	$450,265	$425,888
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	22
Total Assets	1,082	9,292	585,035	450,265	425,910
LIABILITIES
Payables:
Investments purchased	—	—	—	—	22
Total Liabilities	—	—	—	—	22
NET ASSETS	$1,082	$9,292	$585,035	$450,265	$425,888
Units Outstanding	78	555	18,346	19,744	24,411
Accumulation Unit Value	$13.88	$16.74	$31.89	$22.81	$17.45
Cost of Investments	$1,098	$8,224	$262,837	$342,091	$373,524

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Diversified	Floating	Floating	High Yield	Inflation	Inflation
	Bond	Rate Income	Rate Loan	Bond	Managed	Strategy
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	31	—	29	1,420	(955)	12
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	31	—	29	1,420	(955)	12
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	9,937	8	4,202	31,154	23,836	137
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,968	$8	$4,231	$32,574	$22,881	$149

	Managed	Short Duration	Emerging		Developing	Dividend
	Bond	Bond	Markets Debt	Comstock	Growth	Growth
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	248	211	2	11,781	8,695	2,546
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	248	211	2	11,781	8,695	2,546
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	67,056	3,106	9,414	45,791	23,052	55,534
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,304	$3,317	$9,416	$57,572	$31,747	$58,080

	Equity	Focused		Large-Cap	Large-Cap	Long/Short
	Index	Growth	Growth	Growth	Value	Large-Cap
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,047	12,982	12,797	22,188	42,288	2,510
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,047	12,982	12,797	22,188	42,288	2,510
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	585,501	56,153	95,614	211,540	106,883	5,335
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$586,548	$69,135	$108,411	$233,728	$149,171	$7,845

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Core	Equity	Growth	Value	Equity	Index
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	56,861	43,421	3,664	433	305	54,053
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	56,861	43,421	3,664	433	305	54,053
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	107,800	164,826	114,909	8,893	13,089	61,449
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$164,661	$208,247	$118,573	$9,326	$13,394	$115,502

	Small-Cap	Value	Emerging	International	International	International
	Value	Advantage	Markets	Large-Cap	Small-Cap	Value
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	10,824	30	5,407	27,386	2,613	1,723
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	10,824	30	5,407	27,386	2,613	1,723
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	51,793	25,378	243,428	232,621	24,711	115,485
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,617	$25,408	$248,835	$260,007	$27,324	$117,208

						Global
	Health	Real		Currency	Equity	Absolute
	Sciences	Estate	Technology	Strategies	Long/Short	Return
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	18,427	4,637	4,105	(1)	3	18
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	18,427	4,637	4,105	(1)	3	18
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	229,566	24,128	60,029	(379)	624	127
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$247,993	$28,765	$64,134	$(380)	$627	$145

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

	Variable Accounts
	Pacific	Pacific			Portfolio
	Dynamix -	Dynamix -	Pacific	Portfolio	Optimization	Portfolio
	Conservative	Moderate	Dynamix -	Optimization	Moderate-	Optimization
	Growth	Growth	Growth	Conservative	Conservative	Moderate
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3	134	54	2,303	22,853	33,006
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	3	134	54	2,303	22,853	33,006
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	167	61,685	90,008	915	(8,833)	124,740
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$170	$61,819	$90,062	$3,218	$14,020	$157,746

		Portfolio		Invesco V.I.	American
	Portfolio	Optimization	PSF DFA	International	Century	American Funds
	Optimization	Aggressive-	Balanced	Growth	VP Mid Cap	IS Asset Allocation
	Growth	Growth	Allocation (2)	Series II	Value Class II	Class 4
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$3,801	$1,039	$2,545
Net Investment Income	—	—	—	3,801	1,039	2,545
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,536	12,486	—	9	11	(23)
Capital gain distributions (1)	—	—	—	—	1,357	8,195
Realized Gain (Loss) on Investments	9,536	12,486	—	9	1,368	8,172
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	452,798	173,924	1	44,645	5,882	14,767
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$462,334	$186,410	$1	$48,455	$8,289	$25,484

				BlackRock	BlackRock
	American Funds	American Funds	BlackRock	Global	iShares Dynamic	Fidelity VIP
	IS Growth	IS Growth-Income	Basic Value	Allocation	Fixed Income	Contrafund
	Class 4	Class 4	V.I. Class III	V.I. Class III	V.I. Class I (3)	Service Class 2
INVESTMENT INCOME
Dividends (1)	$3,018	$4,320	$1,153	$7,602	$—	$6,742
Net Investment Income	3,018	4,320	1,153	7,602	—	6,742
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	690	(80)	(189)	(1,273)	8	321
Capital gain distributions (1)	64,602	21,349	3,579	7,251	—	43,217
Realized Gain (Loss) on Investments	65,292	21,269	3,390	5,978	8	43,538
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	95,687	40,437	2,170	55,691	22	109,668
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$163,997	$66,026	$6,713	$69,271	$30	$159,948

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

(3) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2 (1)
INVESTMENT INCOME
Dividends (2)	$39	$1,023	$50	$91	$869	$163
Net Investment Income	39	1,023	50	91	869	163
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3	1,312	—	15	115	—
Capital gain distributions (2)	37	2,247	98	240	2,727	168
Realized Gain (Loss) on Investments	40	3,559	98	255	2,842	168
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	197	7,571	454	934	13,837	381
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$276	$12,153	$602	$1,280	$17,548	$712

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP		Templeton
	Money Market	Growth	Mid Cap	Value Strategies	Templeton Foreign	Global Bond
	Service Class	Service Class 2	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2
INVESTMENT INCOME
Dividends (2)	$5,925	$31	$2,338	$620	$6,237	$—
Net Investment Income	5,925	31	2,338	620	6,237	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	36	35	95	8	(1,088)
Capital gain distributions (2)	—	2,732	21,227	11,854	—	477
Realized Gain (Loss) on Investments	—	2,768	21,262	11,949	8	(611)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	8,519	64,314	(3,768)	20,773	1,899
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,925	$11,318	$87,914	$8,801	$27,018	$1,288

	Janus	Janus	Lazard Retirement	Lazard	ClearBridge	ClearBridge
	Henderson	Henderson	Global Dynamic	Retirement U.S.	Variable	Variable
	Enterprise	Overseas	Multi-Asset	Strategic Equity	Aggressive Growth	Mid Cap -
	Service Shares	Service Shares	Service Class (1)	Service Class	- Class II	Class II
INVESTMENT INCOME
Dividends (2)	$165	$2,472	$—	$20	$676	$14
Net Investment Income	165	2,472	—	20	676	14
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	94	(5,051)	1	7	(1,756)	18
Capital gain distributions (2)	7,541	—	—	38	16,787	406
Realized Gain (Loss) on Investments	7,635	(5,051)	1	45	15,031	424
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	19,729	42,877	1	135	20,417	345
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,529	$40,298	$2	$200	$36,124	$783

(1) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Lord Abbett		Lord Abbett
	Bond	Lord Abbett	Fundamental	Lord Abbett
	Debenture	Developing Growth	Equity	Total Return
	Class VC	Class VC	Class VC	Class VC	II	III
INVESTMENT INCOME
Dividends (1)	$2,657	$—	$117	$2,378	$—	$—
Net Investment Income	2,657	—	117	2,378	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(68)	(105)	(62)	(1,166)	2,253	549
Capital gain distributions (1)	626	—	860	—	516	7,255
Realized Gain (Loss) on Investments	558	(105)	798	(1,166)	2,769	7,804
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,370	9,612	361	1,705	3,276	2,397
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,585	$9,507	$1,276	$2,917	$6,045	$10,201

						PIMCO
		MFS	MFS	MFS		Global Multi-
		New Discovery	Utilities	Value	Oppenheimer	Asset Managed
		Series -	Series -	Series -	Global Fund/VA	Allocation -
	V	Service Class	Service Class	Service Class	Service Shares	Advisor Class
INVESTMENT INCOME
Dividends (1)	$113	$—	$14,206	$362	$648	$1,876
Net Investment Income	113	—	14,206	362	648	1,876
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	601	28	(1,044)	(3)	(46)	4
Capital gain distributions (1)	378	1,162	—	839	—	—
Realized Gain (Loss) on Investments	979	1,190	(1,044)	836	(46)	4
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	449	11,941	31,511	2,069	27,656	9,553
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,541	$13,131	$44,673	$3,267	$28,258	$11,433

	Royce	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Micro-Cap	Total Return	Blue Chip	Equity	Global Hard Assets
	Service Class	V.I.S. Class 3	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends (1)	$6	$159	$—	$6,214	$—
Net Investment Income	6	159	—	6,214	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2)	23	2,126	(793)	(1,978)
Capital gain distributions (1)	110	245	6,864	42,237	—
Realized Gain (Loss) on Investments	108	268	8,990	41,444	(1,978)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(68)	812	134,658	11,451	(381)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46	$1,239	$143,648	$59,109	$(2,359)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Diversified Bond		Floating Rate Income		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	31	49	—	—	29	67
Change in net unrealized appreciation (depreciation) on investments	9,937	5,571	8	12	4,202	8,998
Net Increase (Decrease) in Net Assets Resulting from Operations	9,968	5,620	8	12	4,231	9,065
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	15,427	28,074	67	67	10,533	1,897
Transfers between variable and fixed accounts, net	6,085	12,374	—	—	402	(1,002)
Policy maintenance charges	(9,039)	(9,355)	(6)	(5)	(4,826)	(3,634)
Policy benefits and terminations	(553)	(556)	—	—	—	—
Policy loans and loan repayments	(1,740)	600	—	—	375	295
Other	88	72	—	—	22	18
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	10,268	31,209	61	62	6,506	(2,426)
NET INCREASE (DECREASE) IN NET ASSETS	20,236	36,829	69	74	10,737	6,639
NET ASSETS
Beginning of Year	139,620	102,791	186	112	102,002	95,363
End of Year	$159,856	$139,620	$255	$186	$112,739	$102,002

	High Yield Bond		Inflation Managed		Inflation Strategy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,420	3,753	(955)	(5,853)	12	21
Change in net unrealized appreciation (depreciation) on investments	31,154	54,603	23,836	38,402	137	4
Net Increase (Decrease) in Net Assets Resulting from Operations	32,574	58,356	22,881	32,549	149	25
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	35,748	20,628	52,393	50,200	6,401	31
Transfers between variable and fixed accounts, net	12,444	(15,686)	6,051	(18,570)	104	(997)
Policy maintenance charges	(21,700)	(21,018)	(44,635)	(48,686)	(1,248)	(30)
Policy benefits and terminations	(12,691)	(15,969)	(24,766)	(43,873)	—	—
Policy loans and loan repayments	157	925	5,260	(7,263)	—	—
Other	356	198	409	438	—	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14,314	(30,922)	(5,288)	(67,754)	5,257	(995)
NET INCREASE (DECREASE) IN NET ASSETS	46,888	27,434	17,593	(35,205)	5,406	(970)
NET ASSETS
Beginning of Year	420,781	393,347	627,655	662,860	85	1,055
End of Year	$467,669	$420,781	$645,248	$627,655	$5,491	$85

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	248	5,712	211	797	2	(22)
Change in net unrealized appreciation (depreciation) on investments	67,056	34,692	3,106	3,854	9,414	10,461
Net Increase (Decrease) in Net Assets Resulting from Operations	67,304	40,404	3,317	4,651	9,416	10,439
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	92,824	134,704	17,004	32,771	3,415	1,434
Transfers between variable and fixed accounts, net	50,439	8,313	39,051	4,140	32	115
Policy maintenance charges	(80,105)	(88,641)	(16,787)	(19,872)	(2,518)	(1,838)
Policy benefits and terminations	(35,480)	(96,473)	(39,607)	(52,110)	—	—
Policy loans and loan repayments	(4,795)	(12,211)	(886)	2,891	—	—
Other	1,039	774	198	138	1	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	23,922	(53,534)	(1,027)	(32,042)	930	(291)
NET INCREASE (DECREASE) IN NET ASSETS	91,226	(13,130)	2,290	(27,391)	10,346	10,148
NET ASSETS
Beginning of Year	1,411,485	1,424,615	252,555	279,946	71,655	61,507
End of Year	$1,502,711	$1,411,485	$254,845	$252,555	$82,001	$71,655

	Comstock		Developing Growth		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	11,781	14,407	8,695	6,079	2,546	13,515
Change in net unrealized appreciation (depreciation) on investments	45,791	36,662	23,052	(10,648)	55,534	18,328
Net Increase (Decrease) in Net Assets Resulting from Operations	57,572	51,069	31,747	(4,569)	58,080	31,843
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,173	21,545	—	—	31,214	20,817
Transfers between variable and fixed accounts, net	(4,109)	1,504	(348)	639	25	(9,576)
Policy maintenance charges	(22,717)	(24,324)	(5,689)	(6,309)	(24,201)	(17,871)
Policy benefits and terminations	(12,084)	(33,260)	(7,104)	(9,419)	(14,687)	(11,787)
Policy loans and loan repayments	(3,543)	(6,314)	(5,204)	(2,034)	6,818	(13,081)
Other	118	81	15	6	219	98
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(23,162)	(40,768)	(18,330)	(17,117)	(612)	(31,400)
NET INCREASE (DECREASE) IN NET ASSETS	34,410	10,301	13,417	(21,686)	57,468	443
NET ASSETS
Beginning of Year	342,378	332,077	115,342	137,028	304,840	304,397
End of Year	$376,788	$342,378	$128,759	$115,342	$362,308	$304,840

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Equity Index		Focused Growth		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,047	(996)	12,982	18,689	12,797	12,152
Change in net unrealized appreciation (depreciation) on investments	585,501	236,510	56,153	(16,493)	95,614	(4,617)
Net Increase (Decrease) in Net Assets Resulting from Operations	586,548	235,514	69,135	2,196	108,411	7,535
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	181,004	203,284	7,371	8,269	28,219	41,937
Transfers between variable and fixed accounts, net	556,035	76,384	6,105	(3,516)	(4,880)	(604)
Policy maintenance charges	(96,746)	(83,174)	(8,458)	(9,299)	(30,172)	(30,067)
Policy benefits and terminations	(37,323)	(34,074)	(17,057)	(25,076)	(9,129)	(35,129)
Policy loans and loan repayments	(40,438)	(486)	1,254	1,691	(12,202)	(9,856)
Other	1,068	819	68	(132)	47	34
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	563,600	162,753	(10,717)	(28,063)	(28,117)	(33,685)
NET INCREASE (DECREASE) IN NET ASSETS	1,150,148	398,267	58,418	(25,867)	80,294	(26,150)
NET ASSETS
Beginning of Year	2,364,828	1,966,561	246,637	272,504	355,609	381,759
End of Year	$3,514,976	$2,364,828	$305,055	$246,637	$435,903	$355,609

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	22,188	15,464	42,288	41,785	2,510	4,568
Change in net unrealized appreciation (depreciation) on investments	211,540	(15,204)	106,883	88,876	5,335	(1,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	233,728	260	149,171	130,661	7,845	2,920
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	51,203	47,886	55,423	82,390	3,124	3,808
Transfers between variable and fixed accounts, net	(6,284)	2,521	12,877	(3,630)	(1,233)	(1,130)
Policy maintenance charges	(51,727)	(50,108)	(58,104)	(60,364)	(3,247)	(3,378)
Policy benefits and terminations	(49,623)	(36,366)	(93,369)	(107,830)	—	(12,911)
Policy loans and loan repayments	9,597	(14,367)	(1,898)	(10,598)	(3,694)	416
Other	(70)	131	258	46	89	75
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(46,904)	(50,303)	(84,813)	(99,986)	(4,961)	(13,120)
NET INCREASE (DECREASE) IN NET ASSETS	186,824	(50,043)	64,358	30,675	2,884	(10,200)
NET ASSETS
Beginning of Year	702,930	752,973	1,125,396	1,094,721	38,807	49,007
End of Year	$889,754	$702,930	$1,189,754	$1,125,396	$41,691	$38,807

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	56,861	82,379	43,421	31,129	3,664	4,058
Change in net unrealized appreciation (depreciation) on investments	107,800	29,171	164,826	117,015	114,909	20,519
Net Increase (Decrease) in Net Assets Resulting from Operations	164,661	111,550	208,247	148,144	118,573	24,577
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	53,615	59,484	47,726	55,434	25,877	24,484
Transfers between variable and fixed accounts, net	8,761	(6,845)	(30,033)	(39,881)	(3,976)	3,333
Policy maintenance charges	(53,499)	(54,867)	(54,638)	(55,501)	(27,730)	(27,479)
Policy benefits and terminations	(109,205)	(188,982)	(71,710)	(75,319)	(3,413)	(15,366)
Policy loans and loan repayments	(11,934)	(4,827)	(2,383)	(17,638)	(214)	(1,876)
Other	73	50	265	213	210	38
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(112,189)	(195,987)	(110,773)	(132,692)	(9,246)	(16,866)
NET INCREASE (DECREASE) IN NET ASSETS	52,472	(84,437)	97,474	15,452	109,327	7,711
NET ASSETS
Beginning of Year	1,007,631	1,092,068	934,369	918,917	436,154	428,443
End of Year	$1,060,103	$1,007,631	$1,031,843	$934,369	$545,481	$436,154

	Mid-Cap Value		Small-Cap Equity		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	433	(59)	305	823	54,053	16,058
Change in net unrealized appreciation (depreciation) on investments	8,893	7,763	13,089	24,572	61,449	134,655
Net Increase (Decrease) in Net Assets Resulting from Operations	9,326	7,704	13,394	25,395	115,502	150,713
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,977	5,651	38,773	15,863	39,537	62,705
Transfers between variable and fixed accounts, net	4,344	1,386	42,214	29,579	(12,171)	(6,289)
Policy maintenance charges	(4,270)	(3,621)	(13,802)	(11,276)	(42,558)	(41,984)
Policy benefits and terminations	—	—	—	(11,711)	(38,666)	(44,252)
Policy loans and loan repayments	(2,221)	—	1,847	869	(41,394)	(14,999)
Other	65	20	146	61	65	108
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,895	3,436	69,178	23,385	(95,187)	(44,711)
NET INCREASE (DECREASE) IN NET ASSETS	12,221	11,140	82,572	48,780	20,315	106,002
NET ASSETS
Beginning of Year	59,349	48,209	116,692	67,912	884,031	778,029
End of Year	$71,570	$59,349	$199,264	$116,692	$904,346	$884,031

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Small-Cap Value		Value Advantage (1)		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	10,824	15,019	30	—	5,407	1,900
Change in net unrealized appreciation (depreciation) on investments	51,793	161,181	25,378	(353)	243,428	44,877
Net Increase (Decrease) in Net Assets Resulting from Operations	62,617	176,200	25,408	(353)	248,835	46,777
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	29,049	30,515	217	—	77,400	60,760
Transfers between variable and fixed accounts, net	(9,781)	(26,693)	180,097	30,000	10,327	17,649
Policy maintenance charges	(35,753)	(37,548)	(847)	—	(45,393)	(44,891)
Policy benefits and terminations	(9,585)	(25,739)	—	—	(25,968)	(29,443)
Policy loans and loan repayments	(2,508)	(3,773)	—	—	(1,972)	(484)
Other	325	218	2	—	999	751
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(28,253)	(63,020)	179,469	30,000	15,393	4,342
NET INCREASE (DECREASE) IN NET ASSETS	34,364	113,180	204,877	29,647	264,228	51,119
NET ASSETS
Beginning of Year or Period	749,941	636,761	29,647	—	723,557	672,438
End of Year or Period	$784,305	$749,941	$234,524	$29,647	$987,785	$723,557

	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	27,386	4,027	2,613	498	1,723	1,490
Change in net unrealized appreciation (depreciation) on investments	232,621	(5,089)	24,711	2,184	115,485	13,920
Net Increase (Decrease) in Net Assets Resulting from Operations	260,007	(1,062)	27,324	2,682	117,208	15,410
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	53,317	74,761	12,834	8,473	47,766	44,827
Transfers between variable and fixed accounts, net	(59,607)	11,633	554	5,052	(6,676)	13,777
Policy maintenance charges	(54,384)	(54,983)	(8,416)	(8,391)	(35,676)	(35,888)
Policy benefits and terminations	(50,700)	(72,165)	(3,994)	(16,723)	(18,079)	(43,005)
Policy loans and loan repayments	140	(8,714)	(2,291)	614	5,550	1,325
Other	748	634	175	160	494	478
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(110,486)	(48,834)	(1,138)	(10,815)	(6,621)	(18,486)
NET INCREASE (DECREASE) IN NET ASSETS	149,521	(49,896)	26,186	(8,133)	110,587	(3,076)
NET ASSETS
Beginning of Year	1,006,240	1,056,136	86,597	94,730	547,685	550,761
End of Year	$1,155,761	$1,006,240	$112,783	$86,597	$658,272	$547,685

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	18,427	(1,047)	4,637	27,877	4,105	481
Change in net unrealized appreciation (depreciation) on investments	229,566	(58,892)	24,128	27,877	60,029	(14,169)
Net Increase (Decrease) in Net Assets Resulting from Operations	247,993	(59,939)	28,765	55,754	64,134	(13,688)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	63,454	47,654	49,603	41,543	23,682	17,514
Transfers between variable and fixed accounts, net	(163,283)	198,255	11,194	(5,480)	(5,478)	1,536
Policy maintenance charges	(62,702)	(58,615)	(48,297)	(51,111)	(14,551)	(12,697)
Policy benefits and terminations	(5,437)	(8,550)	(17,911)	(28,615)	(14,450)	(11,874)
Policy loans and loan repayments	10,298	(13,285)	5,734	(21,550)	653	1,106
Other	513	304	853	870	28	83
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(157,157)	165,763	1,176	(64,343)	(10,116)	(4,332)
NET INCREASE (DECREASE) IN NET ASSETS	90,836	105,824	29,941	(8,589)	54,018	(18,020)
NET ASSETS
Beginning of Year	1,128,060	1,022,236	892,156	900,745	169,053	187,073
End of Year	$1,218,896	$1,128,060	$922,097	$892,156	$223,071	$169,053

	Currency Strategies		Equity Long/Short (1)		Global Absolute Return
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(1)	5	3	20	18	21
Change in net unrealized appreciation (depreciation) on investments	(379)	260	624	218	127	97
Net Increase (Decrease) in Net Assets Resulting from Operations	(380)	265	627	238	145	118
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,190	6,734	5,821	3,933	497	472
Transfers between variable and fixed accounts, net	—	34	32	115	—	—
Policy maintenance charges	(289)	(259)	(1,385)	(1,754)	(484)	(479)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	14	2	—	(1)	1	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,915	6,511	4,468	2,293	14	(7)
NET INCREASE (DECREASE) IN NET ASSETS	1,535	6,776	5,095	2,531	159	111
NET ASSETS
Beginning of Year or Period	8,979	2,203	2,531	—	2,028	1,917
End of Year or Period	$10,514	$8,979	$7,626	$2,531	$2,187	$2,028

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Conservative Growth		Moderate Growth		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	3	1	134	18	54	(482)
Change in net unrealized appreciation (depreciation) on investments	167	48	61,685	24,653	90,008	45,599
Net Increase (Decrease) in Net Assets Resulting from Operations	170	49	61,819	24,671	90,062	45,117
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,339	1,883	6,156	6,136	40,303	51,698
Transfers between variable and fixed accounts, net	497	3	334,774	(6)	7,224	(4)
Policy maintenance charges	(1,145)	(973)	(18,917)	(16,869)	(17,682)	(16,998)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	—	—	12	6	1,151	1,044
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,691	913	322,025	(10,733)	30,996	35,740
NET INCREASE (DECREASE) IN NET ASSETS	1,861	962	383,844	13,938	121,058	80,857
NET ASSETS
Beginning of Year	1,160	198	314,606	300,668	503,622	422,765
End of Year	$3,021	$1,160	$698,450	$314,606	$624,680	$503,622

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative		Moderate-Conservative		Moderate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	2,303	940	22,853	3,590	33,006	7,802
Change in net unrealized appreciation (depreciation) on investments	915	3,363	(8,833)	5,816	124,740	85,673
Net Increase (Decrease) in Net Assets Resulting from Operations	3,218	4,303	14,020	9,406	157,746	93,475
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	486	526	11,038	25,539	136,485	146,458
Transfers between variable and fixed accounts, net	—	—	(73,249)	(3)	(86,605)	(371)
Policy maintenance charges	(2,476)	(2,494)	(24,045)	(30,504)	(119,525)	(132,614)
Policy benefits and terminations	(25,765)	(25,279)	—	(13,341)	(60,425)	(38,272)
Policy loans and loan repayments	—	—	—	—	26,799	(9,680)
Other	—	—	30	48	2,214	1,933
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(27,755)	(27,247)	(86,226)	(18,261)	(101,057)	(32,546)
NET INCREASE (DECREASE) IN NET ASSETS	(24,537)	(22,944)	(72,206)	(8,855)	56,689	60,929
NET ASSETS
Beginning of Year	52,497	75,441	141,284	150,139	1,225,644	1,164,715
End of Year	$27,960	$52,497	$69,078	$141,284	$1,282,333	$1,225,644

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Portfolio Optimization		Portfolio Optimization		PSF DFA
	Growth		Aggressive-Growth		Balanced Allocation (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—
Realized gain (loss) on investments	9,536	14,736	12,486	(2,926)	—
Change in net unrealized appreciation (depreciation) on investments	452,798	205,018	173,924	87,241	1
Net Increase (Decrease) in Net Assets Resulting from Operations	462,334	219,754	186,410	84,315	1
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	185,942	252,343	126,889	138,556	—
Transfers between variable and fixed accounts, net	(1,098)	486	(84,369)	16	24
Policy maintenance charges	(141,221)	(145,006)	(39,708)	(37,119)	(2)
Policy benefits and terminations	(68,028)	(388,481)	(61,100)	(24,474)	—
Policy loans and loan repayments	16,605	18,002	4,631	(23,214)	—
Other	6,532	6,009	551	(59)	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,268)	(256,647)	(53,106)	53,706	22
NET INCREASE (DECREASE) IN NET ASSETS	461,066	(36,893)	133,304	138,021	23
NET ASSETS
Beginning of Year or Period	2,817,063	2,853,956	1,010,790	872,769	—
End of Year or Period	$3,278,129	$2,817,063	$1,144,094	$1,010,790	$23

	Invesco V.I. International		American Century		American Funds IS Asset
	Growth Series II		VP Mid Cap Value Class II		Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,801	$552	$1,039	$868	$2,545	$1,551
Realized gain (loss) on investments	9	(333)	1,368	2,507	8,172	1,346
Change in net unrealized appreciation (depreciation) on investments	44,645	(317)	5,882	8,174	14,767	4,558
Net Increase (Decrease) in Net Assets Resulting from Operations	48,455	(98)	8,289	11,549	25,484	7,455
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,300	41,036	15,876	2,289	14,276	16,825
Transfers between variable and fixed accounts, net	183,411	36,410	5,011	4,391	36,843	68,221
Policy maintenance charges	(6,399)	(5,210)	(7,134)	(3,841)	(4,941)	(2,446)
Policy benefits and terminations	—	—	(842)	(706)	—	—
Policy loans and loan repayments	—	—	388	—	1,264	(12,063)
Other	—	—	64	18	132	22
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	188,312	72,236	13,363	2,151	47,574	70,559
NET INCREASE (DECREASE) IN NET ASSETS	236,767	72,138	21,652	13,700	73,058	78,014
NET ASSETS
Beginning of Year	93,141	21,003	64,420	50,720	127,099	49,085
End of Year	$329,908	$93,141	$86,072	$64,420	$200,157	$127,099

(1) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Funds IS		American Funds IS		BlackRock Basic Value
	Growth Class 4		Growth-Income Class 4		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,018	$3,243	$4,320	$3,804	$1,153	$961
Realized gain (loss) on investments	65,292	46,354	21,269	29,528	3,390	1,154
Change in net unrealized appreciation (depreciation) on investments	95,687	1,158	40,437	(1,972)	2,170	11,409
Net Increase (Decrease) in Net Assets Resulting from Operations	163,997	50,755	66,026	31,360	6,713	13,524
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	64,973	32,562	21,482	22,628	27,955	4,005
Transfers between variable and fixed accounts, net	4,026	17,540	(357)	(2,017)	(2,691)	10,628
Policy maintenance charges	(48,418)	(45,942)	(25,024)	(24,827)	(9,008)	(9,506)
Policy benefits and terminations	(11,755)	(24,502)	(6,439)	(20,924)	(702)	—
Policy loans and loan repayments	(4,829)	(2,545)	(6,098)	(9,331)	116	(2,422)
Other	895	877	333	285	24	29
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,892	(22,010)	(16,103)	(34,186)	15,694	2,734
NET INCREASE (DECREASE) IN NET ASSETS	168,889	28,745	49,923	(2,826)	22,407	16,258
NET ASSETS
Beginning of Year	586,739	557,994	308,710	311,536	75,121	58,863
End of Year	$755,628	$586,739	$358,633	$308,710	$97,528	$75,121

	BlackRock Global Allocation		BlackRock iShares		Fidelity VIP Contrafund
	V.I. Class III		Dynamic Fixed Income V.I. Class I (1)		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,602	$5,592	$—	$17	$6,742	$3,821
Realized gain (loss) on investments	5,978	(4,456)	8	—	43,538	43,882
Change in net unrealized appreciation (depreciation) on investments	55,691	15,814	22	(21)	109,668	(4,176)
Net Increase (Decrease) in Net Assets Resulting from Operations	69,271	16,950	30	(4)	159,948	43,527
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	106,679	98,391	675	675	28,704	24,765
Transfers between variable and fixed accounts, net	38,735	9,566	(1,614)	—	179,649	27,035
Policy maintenance charges	(28,707)	(27,426)	—	—	(41,746)	(40,445)
Policy benefits and terminations	(11,361)	(115)	—	—	(4,183)	(5,037)
Policy loans and loan repayments	1,099	566	—	—	1,213	610
Other	572	456	25	23	851	754
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	107,017	81,438	(914)	698	164,488	7,682
NET INCREASE (DECREASE) IN NET ASSETS	176,288	98,388	(884)	694	324,436	51,209
NET ASSETS
Beginning of Year or Period	455,418	357,030	884	190	633,197	581,988
End of Year or Period	$631,706	$455,418	$—	$884	$957,633	$633,197

(1) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Portfolio Service Class 2 (1)		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$39	$10	$1,023	$979	$50	$41
Realized gain (loss) on investments	40	2	3,559	3,542	98	62
Change in net unrealized appreciation (depreciation) on investments	197	(10)	7,571	87	454	72
Net Increase (Decrease) in Net Assets Resulting from Operations	276	2	12,153	4,608	602	175
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	309	56	8,990	10,879	1,065	880
Transfers between variable and fixed accounts, net	2,536	1,114	—	—	(6)	1
Policy maintenance charges	(177)	(33)	(14,877)	(14,149)	(624)	(598)
Policy benefits and terminations	(571)	(351)	—	(10,712)	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	—	(1)	288	274	13	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,097	785	(5,599)	(13,708)	448	282
NET INCREASE (DECREASE) IN NET ASSETS	2,373	787	6,554	(9,100)	1,050	457
NET ASSETS
Beginning of Year or Period	787	—	77,022	86,122	3,186	2,729
End of Year or Period	$3,160	$787	$83,576	$77,022	$4,236	$3,186

	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$91	$70	$869	$846	$163
Realized gain (loss) on investments	255	73	2,842	2,297	168
Change in net unrealized appreciation (depreciation) on investments	934	166	13,837	1,573	381
Net Increase (Decrease) in Net Assets Resulting from Operations	1,280	309	17,548	4,716	712
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,604	2,604	358	358	3,263
Transfers between variable and fixed accounts, net	(37)	14	5	3	14,193
Policy maintenance charges	(1,362)	(1,249)	(1,955)	(2,201)	(159)
Policy benefits and terminations	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—
Other	7	6	—	—	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,212	1,375	(1,592)	(1,840)	17,297
NET INCREASE (DECREASE) IN NET ASSETS	2,492	1,684	15,956	2,876	18,009
NET ASSETS
Beginning of Year or Period	5,875	4,191	76,772	73,896	—
End of Year or Period	$8,367	$5,875	$92,728	$76,772	$18,009

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Fidelity VIP Government		Fidelity VIP		Fidelity VIP
	Money Market Service Class		Growth Service Class 2		Mid Cap Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,925	$1,158	$31	$—	$2,338	$1,273
Realized gain (loss) on investments	—	—	2,768	3,095	21,262	22,072
Change in net unrealized appreciation (depreciation) on investments	—	—	8,519	(2,972)	64,314	22,212
Net Increase (Decrease) in Net Assets Resulting from Operations	5,925	1,158	11,318	123	87,914	45,557
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	420,886	2,206,563	2,267	1,855	23,575	17,688
Transfers between variable and fixed accounts, net	(1,892,960)	(420,197)	2,805	(55)	6,674	7,846
Policy maintenance charges	(135,026)	(123,646)	(2,372)	(2,151)	(26,800)	(23,346)
Policy benefits and terminations	(16,362)	(129,948)	—	(277)	(365)	(438)
Policy loans and loan repayments	1,237	11,230	234	(101)	499	72
Other	749	736	44	—	607	492
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,621,476)	1,544,738	2,978	(729)	4,190	2,314
NET INCREASE (DECREASE) IN NET ASSETS	(1,615,551)	1,545,896	14,296	(606)	92,104	47,871
NET ASSETS
Beginning of Year	2,352,253	806,357	32,371	32,977	425,836	377,965
End of Year	$736,702	$2,352,253	$46,667	$32,371	$517,940	$425,836

	Fidelity VIP Value		Templeton		Templeton
	Strategies Service Class 2		Foreign VIP Class 2		Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$620	$411	$6,237	$255	$—	$—
Realized gain (loss) on investments	11,949	95	8	(291)	(611)	(1,129)
Change in net unrealized appreciation (depreciation) on investments	(3,768)	3,497	20,773	1,970	1,899	3,870
Net Increase (Decrease) in Net Assets Resulting from Operations	8,801	4,003	27,018	1,934	1,288	2,741
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,345	2,345	24,397	509	6,799	4,641
Transfers between variable and fixed accounts, net	17	4	179,922	38,988	54,418	1,621
Policy maintenance charges	(3,629)	(3,554)	(5,678)	(5,150)	(5,414)	(4,568)
Policy benefits and terminations	(1,400)	—	—	—	(3,489)	(2,642)
Policy loans and loan repayments	—	—	—	—	116	96
Other	49	39	—	—	205	81
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,618)	(1,166)	198,641	34,347	52,635	(771)
NET INCREASE (DECREASE) IN NET ASSETS	6,183	2,837	225,659	36,281	53,923	1,970
NET ASSETS
Beginning of Year	47,117	44,280	41,775	5,494	95,204	93,234
End of Year	$53,300	$47,117	$267,434	$41,775	$149,127	$95,204

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Janus Henderson		Janus Henderson		Lazard Retirement Global
	Enterprise Service Shares		Overseas Service Shares		Dynamic Multi-Asset Service Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$165	$24	$2,472	$6,022	$—
Realized gain (loss) on investments	7,635	7,815	(5,051)	572	1
Change in net unrealized appreciation (depreciation) on investments	19,729	3,149	42,877	(15,945)	1
Net Increase (Decrease) in Net Assets Resulting from Operations	27,529	10,988	40,298	(9,351)	2
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,098	700	4,685	4,781	42
Transfers between variable and fixed accounts, net	8,353	(151)	(3,992)	(303)	9
Policy maintenance charges	(5,263)	(4,629)	(4,752)	(4,336)	(35)
Policy benefits and terminations	—	—	(446)	—	—
Policy loans and loan repayments	388	—	382	—	—
Other	51	—	287	277	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,627	(4,080)	(3,836)	419	17
NET INCREASE (DECREASE) IN NET ASSETS	33,156	6,908	36,462	(8,932)	19
NET ASSETS
Beginning of Year or Period	100,055	93,147	131,751	140,683	—
End of Year or Period	$133,211	$100,055	$168,213	$131,751	$19

	Lazard Retirement		ClearBridge Variable		ClearBridge Variable
	U.S. Strategic Equity Service Class		Aggressive Growth - Class II		Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$20	$1	$676	$908	$14	$21
Realized gain (loss) on investments	45	5	15,031	6,796	424	67
Change in net unrealized appreciation (depreciation) on investments	135	90	20,417	(6,051)	345	473
Net Increase (Decrease) in Net Assets Resulting from Operations	200	96	36,124	1,653	783	561
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	879	879	16,786	14,122	2,577	2,996
Transfers between variable and fixed accounts, net	(32)	(11)	6,391	(6,324)	(656)	30
Policy maintenance charges	(832)	(803)	(19,744)	(19,242)	(1,527)	(1,576)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	(1)	—	337	253	—	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	14	65	3,770	(11,191)	394	1,450
NET INCREASE (DECREASE) IN NET ASSETS	214	161	39,894	(9,538)	1,177	2,011
NET ASSETS
Beginning of Year	1,121	960	224,286	233,824	6,228	4,217
End of Year	$1,335	$1,121	$264,180	$224,286	$7,405	$6,228

(1) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,657	$2,668	$—	$—	$117	$109
Realized gain (loss) on investments	558	(439)	(105)	(1,051)	798	46
Change in net unrealized appreciation (depreciation) on investments	2,370	4,481	9,612	2,916	361	1,127
Net Increase (Decrease) in Net Assets Resulting from Operations	5,585	6,710	9,507	1,865	1,276	1,282
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,902	7,977	24,546	644	978	1,534
Transfers between variable and fixed accounts, net	428	530	12,521	11,811	(41)	(36)
Policy maintenance charges	(4,113)	(3,767)	(5,641)	(6,127)	(496)	(474)
Policy benefits and terminations	—	(2,738)	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	—	—	—	—	8	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(783)	2,002	31,426	6,328	449	1,024
NET INCREASE (DECREASE) IN NET ASSETS	4,802	8,712	40,933	8,193	1,725	2,306
NET ASSETS
Beginning of Year	61,448	52,736	21,739	13,546	9,880	7,574
End of Year	$66,250	$61,448	$62,672	$21,739	$11,605	$9,880

	Lord Abbett
	Total Return Class VC		II		III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,378	$2,521	$—	$—	$—	$—
Realized gain (loss) on investments	(1,166)	(31)	2,769	920	7,804	1,860
Change in net unrealized appreciation (depreciation) on investments	1,705	1,275	3,276	(1,335)	2,397	7,077
Net Increase (Decrease) in Net Assets Resulting from Operations	2,917	3,765	6,045	(415)	10,201	8,937
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,154	1,192	4,675	—	1,885	324
Transfers between variable and fixed accounts, net	12,125	(205)	3,748	—	8,186	3,274
Policy maintenance charges	(2,462)	(2,700)	(417)	(265)	(2,015)	(1,319)
Policy benefits and terminations	(9,998)	—	—	—	—	—
Policy loans and loan repayments	—	—	(12,078)	—	(1,422)	—
Other	132	178	(1)	(1)	96	23
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,951	(1,535)	(4,073)	(266)	6,730	2,302
NET INCREASE (DECREASE) IN NET ASSETS	4,868	2,230	1,972	(681)	16,931	11,239
NET ASSETS
Beginning of Year	96,004	93,774	17,130	17,811	53,546	42,307
End of Year	$100,872	$96,004	$19,102	$17,130	$70,477	$53,546

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
			MFS New Discovery Series -		MFS Utilities Series -
	V		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$113	$277	$—	$—	$14,206	$11,096
Realized gain (loss) on investments	979	(37)	1,190	2,010	(1,044)	5,147
Change in net unrealized appreciation (depreciation) on investments	449	1,121	11,941	1,985	31,511	15,137
Net Increase (Decrease) in Net Assets Resulting from Operations	1,541	1,361	13,131	3,995	44,673	31,380
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	2,018	2,659	14,557	7,289
Transfers between variable and fixed accounts, net	—	—	238	96	5,982	1,805
Policy maintenance charges	(204)	(217)	(2,344)	(2,219)	(17,481)	(16,089)
Policy benefits and terminations	—	—	—	—	(567)	(342)
Policy loans and loan repayments	(8,765)	—	—	—	384	3
Other	—	—	24	4	684	589
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,969)	(217)	(64)	540	3,559	(6,745)
NET INCREASE (DECREASE) IN NET ASSETS	(7,428)	1,144	13,067	4,535	48,232	24,635
NET ASSETS
Beginning of Year	15,527	14,383	49,762	45,227	306,395	281,760
End of Year	$8,099	$15,527	$62,829	$49,762	$354,627	$306,395

	MFS Value Series -		Oppenheimer Global Fund/VA		PIMCO Global Multi-Asset
	Service Class (1)		Service Shares		Managed Allocation - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$362	$184	$648	$605	$1,876	$1,901
Realized gain (loss) on investments	836	821	(46)	3,839	4	(213)
Change in net unrealized appreciation (depreciation) on investments	2,069	362	27,656	(3,938)	9,553	1,453
Net Increase (Decrease) in Net Assets Resulting from Operations	3,267	1,367	28,258	506	11,433	3,141
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,807	15,716	2,531	1,833	969	944
Transfers between variable and fixed accounts, net	66	2,815	16,167	9,664	—	—
Policy maintenance charges	(2,706)	(1,867)	(5,434)	(4,356)	(3,047)	(2,999)
Policy benefits and terminations	—	—	—	(5,381)	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	(2)	(1)	137	129	160	151
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,165	16,663	13,401	1,889	(1,918)	(1,904)
NET INCREASE (DECREASE) IN NET ASSETS	7,432	18,030	41,659	2,395	9,515	1,237
NET ASSETS
Beginning of Year or Period	18,030	—	75,843	73,448	82,408	81,171
End of Year or Period	$25,462	$18,030	$117,502	$75,843	$91,923	$82,408

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Royce		State Street		T. Rowe Price
	Micro-Cap Service Class		Total Return V.I.S. Class 3		Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6	$2	$159	$122	$—	$—
Realized gain (loss) on investments	108	(3)	268	77	8,990	(594)
Change in net unrealized appreciation (depreciation) on investments	(68)	83	812	277	134,658	3,643
Net Increase (Decrease) in Net Assets Resulting from Operations	46	82	1,239	476	143,648	3,049
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	482	211	1,508	1,601	43,596	55,607
Transfers between variable and fixed accounts, net	143	—	—	—	29,212	3,894
Policy maintenance charges	(110)	(17)	(1,026)	(973)	(25,391)	(23,034)
Policy benefits and terminations	—	—	—	—	(8,235)	(1,253)
Policy loans and loan repayments	—	—	—	—	—	(4,887)
Other	(1)	—	11	9	527	465
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	514	194	493	637	39,709	30,792
NET INCREASE (DECREASE) IN NET ASSETS	560	276	1,732	1,113	183,357	33,841
NET ASSETS
Beginning of Year	522	246	7,560	6,447	401,678	367,837
End of Year	$1,082	$522	$9,292	$7,560	$585,035	$401,678

	T. Rowe Price		VanEck VIP
	Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,214	$6,892	$—	$1,364
Realized gain (loss) on investments	41,444	34,897	(1,978)	(2,924)
Change in net unrealized appreciation (depreciation) on investments	11,451	15,879	(381)	106,048
Net Increase (Decrease) in Net Assets Resulting from Operations	59,109	57,668	(2,359)	104,488
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	31,517	22,051	51,043	30,787
Transfers between variable and fixed accounts, net	(107)	6,775	201,114	(182,485)
Policy maintenance charges	(18,229)	(15,708)	(27,239)	(26,234)
Policy benefits and terminations	(240)	(1,039)	(7,209)	(475)
Policy loans and loan repayments	(2,029)	350	(62)	(1,049)
Other	894	787	780	430
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	11,806	13,216	218,427	(179,026)
NET INCREASE (DECREASE) IN NET ASSETS	70,915	70,884	216,068	(74,538)
NET ASSETS
Beginning of Year	379,350	308,466	209,820	284,358
End of Year	$450,265	$379,350	$425,888	$209,820

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Diversified Bond
2017	$16.78	9,527	$159,856	0.00%	0.00%	6.88%
2016	15.70	8,893	139,620	0.00%	0.00%	5.04%
2015	14.95	6,877	102,791	0.00%	0.00%	1.05%
2014	14.79	15,384	227,539	0.00%	0.00%	7.69%
2013	13.73	7,437	102,136	0.00%	0.00%	(1.15)%
Floating Rate Income
2017	$11.64	22	$255	0.00%	0.00%	3.76%
2016	11.22	17	186	0.00%	0.00%	8.38%
2015	10.35	11	112	0.00%	0.00%	0.86%
04/28/2014 - 04/30/2014	10.27	5	49	0.00%	0.00%	(0.50)%
Floating Rate Loan
2017	$12.19	9,248	$112,739	0.00%	0.00%	3.93%
2016	11.73	8,695	102,002	0.00%	0.00%	9.65%
2015	10.70	8,914	95,363	0.00%	0.00%	(1.01)%
2014	10.81	8,717	94,213	0.00%	0.00%	0.84%
2013	10.72	10,862	116,424	0.00%	0.00%	4.53%
High Yield Bond
2017	$27.06	17,282	$467,669	0.00%	0.00%	7.75%
2016	25.11	16,755	420,781	0.00%	0.00%	15.37%
2015	21.77	18,069	393,347	0.00%	0.00%	(4.64)%
2014	22.83	18,583	424,208	0.00%	0.00%	0.37%
2013	22.74	19,822	450,813	0.00%	0.00%	7.25%
Inflation Managed
2017	$23.98	26,905	$645,248	0.00%	0.00%	3.68%
2016	23.13	27,135	627,655	0.00%	0.00%	5.12%
2015	22.00	30,124	662,860	0.00%	0.00%	(3.06)%
2014	22.70	31,162	723,272	0.00%	0.00%	(8.92)%
2013	22.01	32,855	1,023,216	2.47%	0.00%	9.87%
Inflation Strategy
2017	$10.74	511	$5,491	0.00%	0.00%	3.15%
2016	10.42	8	85	0.00%	0.00%	1.86%
11/05/2015 - 12/31/2015	10.23	103	1,055	0.00%	0.00%	(0.48)%
2014	10.57	—	—	0.00%	0.00%	2.33%
03/19/2013 - 12/31/2013	10.32	1,984	20,487	0.00%	0.00%	(8.98)%
Managed Bond
2017	$26.41	56,897	$1,502,711	0.00%	0.00%	4.72%
2016	25.22	55,965	1,411,485	0.00%	0.00%	2.87%
2015	24.52	58,108	1,424,615	0.00%	0.00%	0.56%
2014	24.38	61,515	1,499,709	0.00%	0.00%	4.43%
2013	23.34	65,759	1,535,131	0.00%	0.00%	(2.21)%
Short Duration Bond
2017	$13.10	19,455	$254,845	0.00%	0.00%	1.26%
2016	12.94	19,522	252,555	0.00%	0.00%	1.69%
2015	12.72	22,005	279,946	0.00%	0.00%	0.31%
2014	12.68	20,968	265,911	0.00%	0.00%	0.67%
2013	12.60	20,081	252,980	0.00%	0.00%	0.40%
Emerging Markets Debt
2017	$12.59	6,514	$82,001	0.00%	0.00%	13.09%
2016	11.13	6,438	71,655	0.00%	0.00%	17.02%
2015	9.51	6,466	61,507	0.00%	0.00%	(4.42)%
2014	9.95	6,531	64,995	0.00%	0.00%	(3.83)%
2013	10.35	6,648	68,796	0.00%	0.00%	(6.44)%
Comstock
2017	$25.70	14,661	$376,788	0.00%	0.00%	17.76%
2016	21.82	15,688	342,378	0.00%	0.00%	17.50%
2015	18.57	17,879	332,077	0.00%	0.00%	(6.05)%
2014	19.77	19,253	380,619	0.00%	0.00%	9.16%
2013	18.11	21,914	396,881	0.00%	0.00%	35.58%

See Notes to Financial Statements	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Developing Growth
2017	$17.23	7,475	$128,759	0.00%	0.00%	30.21%
2016	13.23	8,719	115,342	0.00%	0.00%	(2.46)%
2015	13.56	10,104	137,028	0.00%	0.00%	(8.35)%
2014	14.80	11,368	168,218	0.00%	0.00%	0.37%
2013	14.74	14,641	215,849	0.00%	0.00%	33.87%
Dividend Growth
2017	$28.78	12,588	$362,308	0.00%	0.00%	19.07%
2016	24.17	12,611	304,840	0.00%	0.00%	11.46%
2015	21.69	14,036	304,397	0.00%	0.00%	2.09%
2014	21.24	15,920	338,185	0.00%	0.00%	12.10%
2013	18.95	18,494	350,445	0.00%	0.00%	30.11%
Equity Index
2017	$24.94	140,919	$3,514,976	0.00%	0.00%	21.48%
2016	20.53	115,174	2,364,828	0.00%	0.00%	11.61%
2015	18.40	106,896	1,966,561	0.00%	0.00%	1.14%
2014	18.19	108,495	1,973,474	0.00%	0.00%	13.38%
2013	16.04	103,166	1,655,038	0.00%	0.00%	31.92%
Focused Growth
2017	$45.55	6,697	$305,055	0.00%	0.00%	29.50%
2016	35.17	7,012	246,637	0.00%	0.00%	2.35%
2015	34.37	7,929	272,504	0.00%	0.00%	10.09%
2014	31.22	9,241	288,494	0.00%	0.00%	10.08%
2013	28.36	9,796	277,816	0.00%	0.00%	33.51%
Growth
2017	$17.09	25,507	$435,903	0.00%	0.00%	31.64%
2016	12.98	27,392	355,609	0.00%	0.00%	2.21%
2015	12.70	30,057	381,759	0.00%	0.00%	7.46%
2014	11.82	32,219	380,792	0.00%	0.00%	8.88%
2013	10.86	35,935	390,088	0.00%	0.00%	34.21%
Large-Cap Growth
2017	$20.43	43,558	$889,754	0.00%	0.00%	33.69%
2016	15.28	46,005	702,930	0.00%	0.00%	0.51%
2015	15.20	49,530	752,973	0.00%	0.00%	6.09%
2014	14.33	54,695	783,778	0.00%	0.00%	8.43%
2013	13.22	57,963	766,015	0.00%	0.00%	37.48%
Large-Cap Value
2017	$27.63	43,053	$1,189,754	0.00%	0.00%	13.95%
2016	24.25	46,404	1,125,396	0.00%	0.00%	12.87%
2015	21.49	50,947	1,094,721	0.00%	0.00%	(2.99)%
2014	22.15	53,684	1,189,030	0.00%	0.00%	11.50%
2013	19.86	56,729	1,126,863	0.00%	0.00%	32.26%
Long/Short Large-Cap
2017	$21.93	1,902	$41,691	0.00%	0.00%	21.80%
2016	18.00	2,156	38,807	0.00%	0.00%	9.18%
2015	16.49	2,972	49,007	0.00%	0.00%	(2.82)%
2014	16.97	3,350	56,839	0.00%	0.00%	15.52%
2013	14.69	5,429	79,738	0.00%	0.00%	35.13%
Main Street Core
2017	$24.44	43,378	$1,060,103	0.00%	0.00%	17.08%
2016	20.87	48,274	1,007,631	0.00%	0.00%	11.83%
2015	18.67	58,506	1,092,068	0.00%	0.00%	3.35%
2014	18.06	65,189	1,177,313	0.00%	0.00%	10.82%
2013	16.30	68,907	1,123,004	0.00%	0.00%	31.77%
Mid-Cap Equity
2017	$46.56	22,161	$1,031,843	0.00%	0.00%	24.27%
2016	37.47	24,938	934,369	0.00%	0.00%	18.42%
2015	31.64	29,045	918,917	0.00%	0.00%	1.57%
2014	31.15	31,218	972,463	0.00%	0.00%	4.23%
2013	29.89	34,266	1,024,121	0.00%	0.00%	36.21%

See Notes to Financial Statements	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Mid-Cap Growth
2017	$24.08	22,655	$545,481	0.00%	0.00%	27.49%
2016	18.89	23,094	436,154	0.00%	0.00%	6.27%
2015	17.77	24,108	428,443	0.00%	0.00%	(5.73)%
2014	18.85	25,104	473,240	0.00%	0.00%	8.49%
2013	17.38	25,949	450,883	0.00%	0.00%	33.09%
Mid-Cap Value
2017	$36.07	1,984	$71,570	0.00%	0.00%	15.46%
2016	31.24	1,900	59,349	0.00%	0.00%	15.29%
2015	27.10	1,779	48,209	0.00%	0.00%	(0.37)%
2014	27.20	1,649	44,854	0.00%	0.00%	6.49%
2013	25.54	1,468	37,508	0.00%	0.00%	33.89%
Small-Cap Equity
2017	$33.29	5,986	$199,264	0.00%	0.00%	8.72%
2016	30.62	3,811	116,692	0.00%	0.00%	30.42%
2015	23.48	2,893	67,912	0.00%	0.00%	(7.88)%
2014	25.49	2,819	71,857	0.00%	0.00%	1.71%
2013	25.06	3,486	87,349	0.00%	0.00%	35.45%
Small-Cap Index
2017	$36.61	24,701	$904,346	0.00%	0.00%	14.06%
2016	32.10	27,542	884,031	0.00%	0.00%	20.66%
2015	26.60	29,249	778,029	0.00%	0.00%	(4.93)%
2014	27.98	30,421	851,126	0.00%	0.00%	4.39%
2013	26.80	30,787	825,155	0.00%	0.00%	38.28%
Small-Cap Value
2017	$54.34	14,433	$784,305	0.00%	0.00%	8.65%
2016	50.01	14,995	749,941	0.00%	0.00%	29.60%
2015	38.59	16,501	636,761	0.00%	0.00%	(4.34)%
2014	40.34	17,461	704,346	0.00%	0.00%	5.64%
2013	38.18	18,267	697,522	0.00%	0.00%	32.49%
Value Advantage
2017	$16.92	13,859	$234,524	0.00%	0.00%	14.32%
12/08/2016 - 12/31/2016	14.80	2,003	29,647	0.00%	0.00%	(1.18)%
Emerging Markets
2017	$59.92	16,485	$987,785	0.00%	0.00%	34.52%
2016	44.54	16,243	723,557	0.00%	0.00%	6.46%
2015	41.84	16,071	672,438	0.00%	0.00%	(14.04)%
2014	48.68	16,676	811,742	0.00%	0.00%	(4.99)%
2013	51.24	18,794	962,907	0.00%	0.00%	8.75%
International Large-Cap
2017	$22.48	51,419	$1,155,761	0.00%	0.00%	27.51%
2016	17.63	57,082	1,006,240	0.00%	0.00%	(0.08)%
2015	17.64	59,866	1,056,136	0.00%	0.00%	(0.44)%
2014	17.72	62,304	1,103,960	0.00%	0.00%	(5.02)%
2013	18.66	64,302	1,199,610	0.00%	0.00%	18.42%
International Small-Cap
2017	$17.15	6,577	$112,783	0.00%	0.00%	31.92%
2016	13.00	6,662	86,597	0.00%	0.00%	3.42%
2015	12.57	7,537	94,730	0.00%	0.00%	6.43%
2014	11.81	13,227	156,217	0.00%	0.00%	(2.42)%
2013	12.10	7,120	86,175	0.00%	0.00%	28.09%
International Value
2017	$13.23	49,760	$658,272	0.00%	0.00%	21.57%
2016	10.88	50,332	547,685	0.00%	0.00%	2.98%
2015	10.57	52,121	550,761	0.00%	0.00%	(2.63)%
2014	10.85	53,407	579,620	0.00%	0.00%	(10.54)%
2013	12.13	54,014	655,308	0.00%	0.00%	21.68%
Health Sciences
2017	$60.91	20,010	$1,218,896	0.00%	0.00%	23.97%
2016	49.14	22,958	1,128,060	0.00%	0.00%	(5.97)%
2015	52.26	19,561	1,022,236	0.00%	0.00%	9.59%
2014	47.68	21,768	1,037,988	0.00%	0.00%	24.53%
2013	38.29	20,230	774,613	0.00%	0.00%	56.49%

See Notes to Financial Statements	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Real Estate
2017	$54.75	16,842	$922,097	0.00%	0.00%	3.24%
2016	53.03	16,823	892,156	0.00%	0.00%	6.59%
2015	49.75	18,104	900,745	0.00%	0.00%	1.52%
2014	49.01	18,688	915,878	0.00%	0.00%	30.59%
2013	37.53	19,720	740,055	0.00%	0.00%	1.71%
Technology
2017	$14.57	15,313	$223,071	0.00%	0.00%	38.78%
2016	10.50	16,106	169,053	0.00%	0.00%	(6.61)%
2015	11.24	16,644	187,073	0.00%	0.00%	(3.04)%
2014	11.59	17,772	206,014	0.00%	0.00%	9.85%
2013	10.55	18,279	192,893	0.00%	0.00%	22.50%
Currency Strategies
2017	$10.66	987	$10,514	0.00%	0.00%	(3.59)%
2016	11.05	812	8,979	0.00%	0.00%	4.88%
03/27/2015 - 12/31/2015	10.54	209	2,203	0.00%	0.00%	2.65%
Equity Long/Short
2017	$15.13	504	$7,626	0.00%	0.00%	17.18%
05/23/2016 - 12/31/2016	12.91	196	2,531	0.00%	0.00%	10.36%
Global Absolute Return
2017	$11.66	188	$2,187	0.00%	0.00%	6.36%
2016	10.97	185	2,028	0.00%	0.00%	4.65%
01/07/2015 - 12/31/2015	10.48	183	1,917	0.00%	0.00%	2.81%
Pacific Dynamix - Conservative Growth
2017	$19.02	159	$3,021	0.00%	0.00%	9.94%
2016	17.30	67	1,160	0.00%	0.00%	6.84%
2015	16.20	12	198	0.00%	0.00%	(1.10)%
2014	16.38	53	863	0.00%	0.00%	5.50%
2013	15.52	120	1,859	0.00%	0.00%	9.39%
Pacific Dynamix - Moderate Growth
2017	$22.08	31,630	$698,450	0.00%	0.00%	13.79%
2016	19.41	16,212	314,606	0.00%	0.00%	8.45%
2015	17.89	16,803	300,668	0.00%	0.00%	(1.85)%
2014	18.23	606	11,054	0.00%	0.00%	5.53%
2013	17.28	347	6,002	0.00%	0.00%	14.95%
Pacific Dynamix - Growth
2017	$25.46	24,537	$624,680	0.00%	0.00%	17.52%
2016	21.66	23,247	503,622	0.00%	0.00%	10.17%
2015	19.66	21,500	422,765	0.00%	0.00%	(2.45)%
2014	20.16	18,385	370,586	0.00%	0.00%	5.43%
2013	19.12	17,538	335,307	0.00%	0.00%	20.98%
Portfolio Optimization Conservative
2017	$13.26	2,109	$27,960	0.00%	0.00%	7.37%
2016	12.35	4,252	52,497	0.00%	0.00%	5.83%
06/18/2015 - 12/31/2015	11.67	6,467	75,441	0.00%	0.00%	(1.78)%
Portfolio Optimization Moderate-Conservative
2017	$14.32	4,823	$69,078	0.00%	0.00%	10.79%
2016	12.93	10,929	141,284	0.00%	0.00%	6.78%
2015	12.11	12,402	150,139	0.00%	0.00%	(0.41)%
2014	12.16	12,850	156,195	0.00%	0.00%	4.03%
2013	11.68	13,147	153,612	0.00%	0.00%	8.16%
Portfolio Optimization Moderate
2017	$15.27	83,993	$1,282,333	0.00%	0.00%	13.22%
2016	13.48	90,891	1,225,644	0.00%	0.00%	8.08%
2015	12.48	93,355	1,164,715	0.00%	0.00%	(0.36)%
2014	12.52	96,253	1,205,229	0.00%	0.00%	4.62%
2013	11.97	99,672	1,192,932	0.00%	0.00%	12.74%
Portfolio Optimization Growth
2017	$16.24	201,892	$3,278,129	0.00%	0.00%	16.38%
2016	13.95	201,921	2,817,063	0.00%	0.00%	8.81%
2015	12.82	222,588	2,853,956	0.00%	0.00%	(0.33)%
2014	12.86	216,836	2,789,423	0.00%	0.00%	5.08%
2013	12.24	208,821	2,556,333	0.00%	0.00%	17.46%

See Notes to Financial Statements	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Aggressive-Growth
2017	$16.69	68,566	$1,144,094	0.00%	0.00%	18.60%
2016	14.07	71,841	1,010,790	0.00%	0.00%	9.33%
2015	12.87	67,818	872,769	0.00%	0.00%	(0.91)%
2014	12.99	46,658	605,982	0.00%	0.00%	5.29%
2013	12.34	47,418	584,921	0.00%	0.00%	20.86%
PSF DFA Balanced Allocation (4)
11/06/2017 - 12/31/2017	$11.91	2	$23	0.00%	0.00%	1.91%
Invesco V.I. International Growth Series II
2017	$14.77	22,336	$329,908	1.46%	0.00%	22.73%
2016	12.03	7,739	93,141	1.23%	0.00%	(0.70)%
2015	12.12	1,733	21,003	1.52%	0.00%	(2.62)%
2014	12.44	446	5,554	1.62%	0.00%	0.09%
2013	12.43	304	3,775	1.32%	0.00%	18.72%
American Century VP Mid Cap Value Class II
2017	$21.59	3,986	$86,072	1.40%	0.00%	11.47%
2016	19.37	3,325	64,420	1.57%	0.00%	22.72%
2015	15.79	3,213	50,720	1.49%	0.00%	(1.58)%
2014	16.04	3,261	52,310	1.05%	0.00%	16.24%
03/25/2013 - 12/31/2013	13.80	1,694	23,384	1.23%	0.00%	17.94%
American Funds IS Asset Allocation Class 4
2017	$28.18	7,103	$200,157	1.42%	0.00%	15.91%
2016	24.31	5,228	127,099	2.46%	0.00%	9.16%
10/30/2015 - 12/31/2015	22.27	2,204	49,085	9.09%	0.00%	(1.53)%
American Funds IS Growth Class 4
2017	$31.07	24,323	$755,628	0.45%	0.00%	27.98%
2016	24.27	24,171	586,739	0.58%	0.00%	9.22%
10/30/2015 - 12/31/2015	22.23	25,106	557,994	4.10%	0.00%	(0.61)%
American Funds IS Growth-Income Class 4
2017	$27.11	13,228	$358,633	1.30%	0.00%	22.08%
2016	22.21	13,900	308,710	1.28%	0.00%	11.26%
10/30/2015 - 12/31/2015	19.96	15,606	311,536	7.53%	0.00%	(1.77)%
BlackRock Basic Value V.I. Class III
2017	$21.32	4,575	$97,528	1.37%	0.00%	8.01%
2016	19.74	3,806	75,121	1.35%	0.00%	17.72%
2015	16.77	3,511	58,863	1.22%	0.00%	(6.15)%
2014	17.86	3,719	66,439	1.21%	0.00%	9.63%
2013	16.30	3,699	60,281	1.14%	0.00%	37.65%
BlackRock Global Allocation V.I. Class III
2017	$21.35	29,588	$631,706	1.37%	0.00%	13.71%
2016	18.78	24,255	455,418	1.34%	0.00%	3.80%
2015	18.09	19,738	357,030	1.13%	0.00%	(1.00)%
2014	18.27	15,390	281,193	2.31%	0.00%	1.93%
2013	17.92	15,750	282,317	1.20%	0.00%	14.42%
BlackRock iShares Dynamic Fixed Income V.I. Class I (5)
01/01/2017 - 07/10/2017	$10.38	—	$—	0.00%	0.00%	2.43%
2016	10.14	87	884	4.57%	0.00%	3.50%
12/16/2015 - 12/31/2015	9.79	19	190	See Note (6)	0.00%	0.30%
Fidelity VIP Contrafund Service Class 2
2017	$28.16	34,007	$957,633	0.79%	0.00%	21.59%
2016	23.16	27,340	633,197	0.66%	0.00%	7.73%
2015	21.50	27,071	581,988	0.78%	0.00%	0.42%
2014	21.41	29,173	624,581	0.75%	0.00%	11.65%
2013	19.17	29,851	572,374	0.84%	0.00%	30.95%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2017	$16.20	195	$3,160	1.71%	0.00%	14.80%
09/12/2016 - 12/31/2016	14.12	56	787	3.92%	0.00%	0.03%

See Notes to Financial Statements	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2017	$16.05	5,208	$83,576	1.26%	0.00%	16.26%
2016	13.80	5,580	77,022	1.21%	0.00%	5.80%
2015	13.05	6,601	86,122	1.62%	0.00%	(0.46)%
2014	13.11	6,556	85,922	1.46%	0.00%	4.60%
2013	12.53	6,436	80,646	1.42%	0.00%	15.63%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2017	$16.83	252	$4,236	1.32%	0.00%	17.57%
2016	14.32	223	3,186	1.38%	0.00%	5.98%
2015	13.51	202	2,729	1.71%	0.00%	(0.50)%
2014	13.58	180	2,445	1.56%	0.00%	4.85%
2013	12.95	156	2,015	1.84%	0.00%	19.71%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2017	$16.67	502	$8,367	1.32%	0.00%	20.69%
2016	13.81	425	5,875	1.46%	0.00%	6.37%
2015	12.98	323	4,191	1.95%	0.00%	(0.53)%
2014	13.05	207	2,699	0.51%	0.00%	4.74%
2013	12.46	1,687	21,022	1.54%	0.00%	21.41%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2017	$17.72	5,232	$92,728	1.02%	0.00%	23.07%
2016	14.40	5,331	76,772	1.15%	0.00%	6.52%
2015	13.52	5,466	73,896	1.38%	0.00%	(0.51)%
2014	13.59	5,623	76,412	1.30%	0.00%	4.65%
07/22/2013 - 12/31/2013	12.98	5,842	75,860	3.28%	0.00%	9.30%
Fidelity VIP Freedom 2045 Portfolio Service Class 2 (4)
09/22/2017 - 12/31/2017	$17.95	1,003	$18,009	4.30%	0.00%	5.10%
Fidelity VIP Government Money Market Service Class
2017	$10.07	73,158	$736,702	0.50%	0.00%	0.57%
2016	10.01	234,932	2,352,253	0.12%	0.00%	0.10%
2015	10.00	80,620	806,357	0.01%	0.00%	0.01%
04/30/2014 - 12/31/2014	10.00	76,418	764,255	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
2017	$27.78	1,680	$46,667	0.08%	0.00%	34.81%
2016	20.60	1,571	32,371	0.00%	0.00%	0.55%
2015	20.49	1,609	32,977	0.03%	0.00%	6.90%
2014	19.17	2,692	51,596	0.00%	0.00%	11.01%
2013	17.27	2,626	45,334	0.05%	0.00%	36.00%
Fidelity VIP Mid Cap Service Class 2
2017	$27.34	18,942	$517,940	0.50%	0.00%	20.54%
2016	22.68	18,772	425,836	0.33%	0.00%	11.92%
2015	20.27	18,648	377,965	0.26%	0.00%	(1.63)%
2014	20.60	18,522	381,631	0.02%	0.00%	6.03%
2013	19.43	19,004	369,272	0.29%	0.00%	35.87%
Fidelity VIP Value Strategies Service Class 2
2017	$23.02	2,316	$53,300	1.23%	0.00%	19.08%
2016	19.33	2,438	47,117	0.93%	0.00%	9.27%
2015	17.69	2,504	44,280	0.86%	0.00%	(3.19)%
2014	18.27	2,690	49,147	0.80%	0.00%	6.51%
2013	17.15	2,848	48,844	0.77%	0.00%	30.18%
Templeton Foreign VIP Class 2
2017	$14.03	19,066	$267,434	3.07%	0.00%	16.69%
2016	12.02	3,475	41,775	1.74%	0.00%	7.18%
2015	11.22	490	5,494	2.26%	0.00%	(6.49)%
2014	11.99	1,488	17,842	2.17%	0.00%	(11.13)%
2013	13.50	167	2,256	0.80%	0.00%	22.97%

See Notes to Financial Statements	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Templeton Global Bond VIP Class 2
2017	$12.44	11,983	$149,127	0.00%	0.00%	1.93%
2016	12.21	7,798	95,204	0.00%	0.00%	2.94%
2015	11.86	7,861	93,234	8.12%	0.00%	(4.30)%
2014	12.39	7,847	97,259	5.10%	0.00%	1.83%
2013	12.17	9,923	120,782	3.63%	0.00%	1.63%
Janus Henderson Enterprise Service Shares
2017	$28.42	4,687	$133,211	0.14%	0.00%	27.09%
2016	22.36	4,474	100,055	0.02%	0.00%	12.10%
2015	19.95	4,669	93,147	0.52%	0.00%	3.77%
2014	19.23	4,983	95,808	0.03%	0.00%	12.24%
2013	17.13	5,390	92,329	0.36%	0.00%	32.04%
Janus Henderson Overseas Service Shares
2017	$10.96	15,352	$168,213	1.60%	0.00%	30.80%
2016	8.38	15,728	131,751	4.67%	0.00%	(6.71)%
2015	8.98	15,668	140,683	0.52%	0.00%	(8.80)%
2014	9.85	15,541	156,013	2.95%	0.00%	(12.10)%
2013	11.20	16,626	186,231	2.90%	0.00%	14.28%
Lazard Retirement Global Dynamic Multi-Asset Service Class (4)
02/06/2017 - 12/31/2017	$12.62	1	$19	0.00%	0.00%	17.45%
Lazard Retirement U.S. Strategic Equity Service Class
2017	$18.25	73	$1,335	1.65%	0.00%	18.10%
2016	15.45	73	1,121	0.11%	0.00%	9.42%
2015	14.12	68	960	0.43%	0.00%	(5.44)%
2014	14.93	84	1,251	0.57%	0.00%	14.71%
2013	13.02	120	1,561	0.73%	0.00%	28.07%
ClearBridge Variable Aggressive Growth - Class II
2017	$23.76	11,120	$264,180	0.27%	0.00%	15.99%
2016	20.48	10,950	224,286	0.41%	0.00%	0.94%
2015	20.29	11,523	233,824	0.08%	0.00%	(1.94)%
2014	20.69	9,188	190,125	0.01%	0.00%	20.08%
2013	17.23	3,475	59,882	0.05%	0.00%	47.37%
ClearBridge Variable Mid Cap - Class II
2017	$21.83	339	$7,405	0.21%	0.00%	12.55%
2016	19.40	321	6,228	0.42%	0.00%	9.11%
2015	17.78	237	4,217	0.06%	0.00%	1.99%
2014	17.43	172	2,994	0.07%	0.00%	7.82%
2013	16.17	199	3,215	0.04%	0.00%	37.05%
Lord Abbett Bond Debenture Class VC
2017	$12.20	5,432	$66,250	4.18%	0.00%	9.21%
2016	11.17	5,502	61,448	4.62%	0.00%	12.13%
2015	9.96	5,295	52,736	4.75%	0.00%	(1.53)%
12/09/2014 - 12/31/2014	10.11	3,845	38,889	See Note (6)	0.00%	0.53%
Lord Abbett Developing Growth Class VC
2017	$18.75	3,342	$62,672	0.00%	0.00%	29.92%
2016	14.44	1,506	21,739	0.00%	0.00%	(2.60)%
2015	14.82	914	13,546	0.00%	0.00%	(8.21)%
2014	16.15	960	15,507	0.00%	0.00%	3.71%
05/29/2013 - 12/31/2013	15.57	317	4,940	0.00%	0.00%	29.42%
Lord Abbett Fundamental Equity Class VC
2017	$20.61	563	$11,605	1.11%	0.00%	12.57%
2016	18.31	540	9,880	1.31%	0.00%	15.74%
2015	15.82	479	7,574	1.21%	0.00%	(3.44)%
2014	16.38	447	7,322	0.48%	0.00%	7.14%
2013	15.29	427	6,528	0.30%	0.00%	35.76%
Lord Abbett Total Return Class VC
2017	$11.10	9,087	$100,872	2.81%	0.00%	3.86%
2016	10.69	8,983	96,004	2.66%	0.00%	4.26%
2015	10.25	9,148	93,774	2.66%	0.00%	(0.66)%
2014	10.32	10,024	103,425	4.59%	0.00%	6.08%
06/06/2013 - 12/31/2013	9.73	2,141	20,828	3.57%	0.00%	(0.93)%

See Notes to Financial Statements	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
I
2017 (7)
01/01/2016 - 05/11/2016 (7)	$10.35	—	$—	0.00%	0.00%	0.53%
2015	10.29	1,806	18,589	1.63%	0.00%	(3.94)%
2014	10.71	1,855	19,876	2.25%	0.00%	(7.06)%
2013	11.53	1,904	21,949	2.42%	0.00%	16.32%
II
2017	$38.43	497	$19,102	0.00%	0.00%	38.97%
2016	27.65	619	17,130	0.00%	0.00%	(2.32)%
2015	28.31	629	17,811	0.03%	0.00%	7.70%
2014	26.29	512	13,456	0.04%	0.00%	10.21%
2013	23.85	526	12,535	0.56%	0.00%	36.15%
III
2017	$42.42	1,661	$70,477	0.00%	0.00%	19.02%
2016	35.64	1,502	53,546	0.00%	0.00%	21.06%
2015	29.44	1,437	42,307	0.00%	0.00%	(6.58)%
2014	31.52	1,402	44,183	0.00%	0.00%	12.42%
2013	28.03	1,440	40,370	0.00%	0.00%	39.20%
V
2017	$27.40	296	$8,099	0.84%	0.00%	14.99%
2016	23.83	652	15,527	1.98%	0.00%	9.64%
2015	21.73	662	14,383	1.70%	0.00%	(0.66)%
2014	21.88	512	11,199	1.18%	0.00%	9.68%
2013	19.95	526	10,482	2.69%	0.00%	34.22%
MFS New Discovery Series - Service Class
2017	$24.26	2,590	$62,829	0.00%	0.00%	26.33%
2016	19.21	2,591	49,762	0.00%	0.00%	8.80%
2015	17.65	2,562	45,227	0.00%	0.00%	(2.15)%
2014	18.04	2,666	48,097	0.00%	0.00%	(7.49)%
2013	19.50	2,900	56,544	0.00%	0.00%	41.22%
MFS Utilities Series - Service Class
2017	$18.49	19,183	$354,627	4.18%	0.00%	14.49%
2016	16.15	18,976	306,395	3.67%	0.00%	11.24%
2015	14.52	19,411	281,760	4.23%	0.00%	(14.76)%
2014	17.03	20,424	347,785	1.95%	0.00%	12.47%
2013	15.14	20,587	311,704	2.26%	0.00%	20.21%
MFS Value Series - Service Class
2017	$12.98	1,962	$25,462	1.77%	0.00%	17.35%
03/18/2016 - 12/31/2016	11.06	1,630	18,030	2.18%	0.00%	11.50%
Oppenheimer Global Fund/VA Service Shares
2017	$16.60	7,077	$117,502	0.69%	0.00%	36.32%
2016	12.18	6,227	75,843	0.80%	0.00%	(0.16)%
2015	12.20	6,021	73,448	1.05%	0.00%	3.67%
2014	11.77	5,149	60,590	0.85%	0.00%	2.06%
06/14/2013 - 12/31/2013	11.53	3,814	43,979	2.02%	0.00%	16.25%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2017	$11.32	8,118	$91,923	2.14%	0.00%	13.99%
2016	9.93	8,296	82,408	2.37%	0.00%	3.92%
2015	9.56	8,492	81,171	1.53%	0.00%	(0.26)%
2014	9.58	9,108	87,291	2.41%	0.00%	4.57%
2013	9.16	10,035	91,970	3.00%	0.00%	(7.91)%
Royce Micro-Cap Service Class
2017	$13.88	78	$1,082	0.79%	0.00%	5.02%
2016	13.22	39	522	0.67%	0.00%	19.37%
2015	11.08	22	246	0.00%	0.00%	(12.61)%
2014	12.67	6	71	0.00%	0.00%	(3.84)%
2013	13.18	219	2,880	0.30%	0.00%	20.65%

See Notes to Financial Statements	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
State Street Total Return V.I.S. Class 3
2017	$16.74	555	$9,292	1.81%	0.00%	15.26%
2016	14.53	520	7,560	1.70%	0.00%	6.08%
2015	13.69	471	6,447	1.56%	0.00%	(1.34)%
2014	13.88	298	4,137	1.61%	0.00%	5.07%
2013	13.21	257	3,391	1.47%	0.00%	14.64%
T. Rowe Price Blue Chip Growth - II
2017	$31.89	18,346	$585,035	0.00%	0.00%	35.83%
2016	23.48	17,109	401,678	0.00%	0.00%	0.54%
2015	23.35	15,751	367,837	0.00%	0.00%	10.80%
2014	21.08	14,002	295,116	0.00%	0.00%	8.84%
2013	19.37	13,278	257,138	0.00%	0.00%	40.85%
T. Rowe Price Equity Income - II
2017	$22.81	19,744	$450,265	1.55%	0.00%	15.73%
2016	19.71	19,250	379,350	2.12%	0.00%	18.85%
2015	16.58	18,605	308,466	1.60%	0.00%	(7.11)%
2014	17.85	18,241	325,567	1.51%	0.00%	7.10%
2013	16.66	17,620	293,630	1.38%	0.00%	29.41%
VanEck VIP Global Hard Assets Initial Class
2017	$17.45	24,411	$425,888	0.00%	0.00%	(1.70)%
2016	17.75	11,822	209,820	0.56%	0.00%	43.71%
2015	12.35	23,025	284,358	0.04%	0.00%	(33.45)%
2014	18.56	18,432	342,022	0.09%	0.00%	(19.10)%
2013	22.94	14,998	344,019	0.67%	0.00%	10.53%

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Operations commenced or resumed during 2017 (See Note 1 in Notes to Financial Statements).

(5)         All units were fully redeemed or transferred prior to December 31, 2017. The AUV is as of the period ended as indicated. The investment income ratio and the total return were calculated for the period indicated and the total return is not annualized for the period of less than one full year.

(6)         Subsequent to their commencement of operations, the BlackRock iShares Dynamic Fixed Income V.I. Class I and Lord Abbett Bond Debenture Class VC Variable Accounts received their annual distributions. The annualized investment income ratios were 46.41% and 79.58%, respectively. Prior to annualization, the ratios were 1.91% and 4.80%, respectively.

(7)         There has been no activity in Variable Account I since May 11, 2016.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2017, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Janus Henderson Enterprise Service Shares and Janus Henderson Overseas Service Shares Variable Accounts and Portfolios were formerly named Janus Aspen Series Enterprise Service Shares and Janus Aspen Series Overseas Service Shares Variable Accounts and Portfolios, respectively.

The PSF DFA Balanced Allocation, Fidelity VIP Freedom 2045 Portfolio Service Class 2, and Lazard Retirement Global Dynamic Multi-Asset Service Class Variable Accounts commenced or resumed operations on November 6, 2017, September 22, 2017, and February 6, 2017, respectively.

The units in the BlackRock iShares Dynamic Fixed Income V.I. Variable Account were fully redeemed or transferred prior to December 31, 2017.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2017.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated, resulting in PL&A paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are provided separately. For the year or period ended December 31, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2017, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$21,997	$11,729
Floating Rate Income	67	6
Floating Rate Loan	10,409	3,903
High Yield Bond	47,975	33,661
Inflation Managed	60,371	65,659
Inflation Strategy	6,505	1,248
Managed Bond	111,481	87,559
Short Duration Bond	49,999	51,027
Emerging Markets Debt	2,528	1,598
Comstock	18,477	41,639
Developing Growth	891	19,221
Dividend Growth	39,186	39,798
Equity Index	709,586	145,986
Focused Growth	13,695	24,412
Growth	17,163	45,281
Large-Cap Growth	66,305	113,207
Large-Cap Value	81,796	166,608
Long/Short Large-Cap	4,972	9,933
Main Street Core	34,877	147,066
Mid-Cap Equity	37,229	148,002
Mid-Cap Growth	23,804	33,051
Mid-Cap Value	13,621	10,726
Small-Cap Equity	94,612	25,434
Small-Cap Index	48,749	143,936
Small-Cap Value	16,998	45,251
Value Advantage	180,330	861
Emerging Markets	90,442	75,074
International Large-Cap	41,848	152,335

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
International Small-Cap	$12,483	$13,621
International Value	39,461	46,081
Health Sciences	73,409	230,566
Real Estate	66,681	65,505
Technology	19,118	29,234
Currency Strategies	2,190	275
Equity Long/Short	5,043	575
Global Absolute Return	497	483
Pacific Dynamix - Conservative Growth	2,773	1,082
Pacific Dynamix - Moderate Growth	339,516	17,491
Pacific Dynamix - Growth	46,628	15,632
Portfolio Optimization Conservative	—	27,755
Portfolio Optimization Moderate-Conservative	9,551	95,777
Portfolio Optimization Moderate	125,603	226,661
Portfolio Optimization Growth	222,644	223,910
Portfolio Optimization Aggressive-Growth	123,594	176,699
PSF DFA Balanced Allocation	24	2
Invesco V.I. International Growth Series II	198,008	5,895
American Century VP Mid Cap Value Class II	22,660	6,901
American Funds IS Asset Allocation Class 4	61,942	3,628
American Funds IS Growth Class 4	128,171	55,659
American Funds IS Growth-Income Class 4	41,141	31,575
BlackRock Basic Value V.I. Class III	33,334	12,908
BlackRock Global Allocation V.I. Class III	157,229	35,359
BlackRock iShares Dynamic Fixed Income V.I. Class I	700	1,614
Fidelity VIP Contrafund Service Class 2	248,393	33,947
Fidelity VIP Freedom 2015 Portfolio Service Class 2	2,920	747
Fidelity VIP Freedom 2020 Portfolio Service Class 2	12,261	14,590
Fidelity VIP Freedom 2025 Portfolio Service Class 2	1,015	419
Fidelity VIP Freedom 2030 Portfolio Service Class 2	2,863	1,320
Fidelity VIP Freedom 2035 Portfolio Service Class 2	3,953	1,949
Fidelity VIP Freedom 2045 Portfolio Service Class 2	17,732	104
Fidelity VIP Government Money Market Service Class	216,966	1,832,518
Fidelity VIP Growth Service Class 2	7,530	1,789
Fidelity VIP Mid Cap Service Class 2	47,401	19,645
Fidelity VIP Value Strategies Service Class 2	14,497	4,641
Templeton Foreign VIP Class 2	210,221	5,343
Templeton Global Bond VIP Class 2	64,330	11,218
Janus Henderson Enterprise Service Shares	17,920	4,587
Janus Henderson Overseas Service Shares	6,526	7,890
Lazard Retirement Global Dynamic Multi-Asset Service Class	53	36
Lazard Retirement U.S. Strategic Equity Service Class	931	859
ClearBridge Variable Aggressive Growth - Class II	36,018	14,785
ClearBridge Variable Mid Cap - Class II	2,456	1,642
Lord Abbett Bond Debenture Class VC	6,187	3,687
Lord Abbett Developing Growth Class VC	37,954	6,528
Lord Abbett Fundamental Equity Class VC	1,867	441
Lord Abbett Total Return Class VC	38,502	34,173
II	9,002	12,559
III	23,596	9,611
V	491	8,969
MFS New Discovery Series - Service Class	3,117	2,019
MFS Utilities Series - Service Class	29,855	12,090
MFS Value Series - Service Class	6,676	1,310
Oppenheimer Global Fund/VA Service Shares	18,726	4,677
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	2,774	2,816
Royce Micro-Cap Service Class	832	202
State Street Total Return V.I.S. Class 3	1,912	1,015
T. Rowe Price Blue Chip Growth - II	73,743	27,170
T. Rowe Price Equity Income - II	78,070	17,813
VanEck VIP Global Hard Assets Initial Class	248,364	29,936

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

     The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2017, the Variable Accounts’ holdings as presented on pages 1 and 2 of this annual report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2017 and 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Diversified Bond	1,428	(794)	634	2,777	(761)	2,016
Floating Rate Income	6	(1)	5	6	—	6
Floating Rate Loan	955	(402)	553	207	(426)	(219)
High Yield Bond	3,450	(2,923)	527	1,037	(2,351)	(1,314)
Inflation Managed	3,841	(4,071)	(230)	2,603	(5,592)	(2,989)
Inflation Strategy	621	(118)	503	9	(104)	(95)
Managed Bond	25,564	(24,632)	932	6,629	(8,772)	(2,143)
Short Duration Bond	4,320	(4,387)	(67)	3,231	(5,714)	(2,483)
Emerging Markets Debt	289	(213)	76	145	(173)	(28)
Comstock	3,942	(4,969)	(1,027)	1,328	(3,519)	(2,191)
Developing Growth	78	(1,322)	(1,244)	69	(1,454)	(1,385)
Dividend Growth	2,148	(2,171)	(23)	1,066	(2,491)	(1,425)
Equity Index	34,780	(9,035)	25,745	16,254	(7,976)	8,278
Focused Growth	468	(783)	(315)	354	(1,271)	(917)
Growth	6,334	(8,219)	(1,885)	3,459	(6,124)	(2,665)
Large-Cap Growth	9,003	(11,450)	(2,447)	3,866	(7,391)	(3,525)
Large-Cap Value	3,791	(7,142)	(3,351)	4,347	(8,890)	(4,543)
Long/Short Large-Cap	160	(414)	(254)	277	(1,093)	(816)
Main Street Core	3,514	(8,410)	(4,896)	3,431	(13,663)	(10,232)
Mid-Cap Equity	2,041	(4,818)	(2,777)	1,986	(6,093)	(4,107)
Mid-Cap Growth	2,237	(2,676)	(439)	1,697	(2,711)	(1,014)
Mid-Cap Value	403	(319)	84	252	(131)	121
Small-Cap Equity	2,907	(732)	2,175	1,880	(962)	918
Small-Cap Index	3,133	(5,974)	(2,841)	2,715	(4,422)	(1,707)
Small-Cap Value	677	(1,239)	(562)	802	(2,308)	(1,506)
Value Advantage	11,917	(61)	11,856	2,003	—	2,003
Emerging Markets	2,501	(2,259)	242	2,359	(2,187)	172
International Large-Cap	4,219	(9,882)	(5,663)	5,618	(8,402)	(2,784)
International Small-Cap	960	(1,045)	(85)	1,128	(2,003)	(875)
International Value	9,723	(10,295)	(572)	6,194	(7,983)	(1,789)
Health Sciences	1,972	(4,920)	(2,948)	5,023	(1,626)	3,397
Real Estate	1,933	(1,914)	19	1,063	(2,344)	(1,281)
Technology	2,661	(3,454)	(793)	2,227	(2,765)	(538)
Currency Strategies	200	(25)	175	627	(24)	603
Equity Long/Short	410	(102)	308	341	(145)	196
Global Absolute Return	45	(42)	3	47	(45)	2
Pacific Dynamix - Conservative Growth	154	(62)	92	113	(58)	55
Pacific Dynamix - Moderate Growth	16,371	(953)	15,418	325	(916)	(591)
Pacific Dynamix - Growth	2,039	(749)	1,290	2,585	(838)	1,747
Portfolio Optimization Conservative	38	(2,181)	(2,143)	44	(2,259)	(2,215)
Portfolio Optimization Moderate-Conservative	824	(6,930)	(6,106)	2,050	(3,523)	(1,473)
Portfolio Optimization Moderate	11,678	(18,576)	(6,898)	11,554	(14,018)	(2,464)
Portfolio Optimization Growth	13,821	(13,850)	(29)	21,305	(41,972)	(20,667)
Portfolio Optimization Aggressive-Growth	8,677	(11,952)	(3,275)	10,565	(6,542)	4,023
PSF DFA Balanced Allocation	2	—	2
Invesco V.I. International Growth Series II	15,062	(465)	14,597	6,434	(428)	6,006
American Century VP Mid Cap Value Class II	1,175	(514)	661	372	(260)	112
American Funds IS Asset Allocation Class 4	2,070	(195)	1,875	3,639	(615)	3,024
American Funds IS Growth Class 4	2,937	(2,785)	152	2,678	(3,613)	(935)
American Funds IS Growth-Income Class 4	1,055	(1,727)	(672)	1,116	(2,822)	(1,706)
BlackRock Basic Value V.I. Class III	1,473	(704)	769	1,032	(737)	295
BlackRock Global Allocation V.I. Class III	7,518	(2,185)	5,333	6,036	(1,519)	4,517
BlackRock iShares Dynamic Fixed Income V.I. Class I	68	(155)	(87)	68	—	68
Fidelity VIP Contrafund Service Class 2	8,567	(1,900)	6,667	2,526	(2,257)	269

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	192	(53)	139	83	(27)	56
Fidelity VIP Freedom 2020 Portfolio Service Class 2	620	(992)	(372)	844	(1,865)	(1,021)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	196	(167)	29	64	(43)	21
Fidelity VIP Freedom 2030 Portfolio Service Class 2	168	(91)	77	199	(97)	102
Fidelity VIP Freedom 2035 Portfolio Service Class 2	23	(122)	(99)	27	(162)	(135)
Fidelity VIP Freedom 2045 Portfolio Service Class 2	1,012	(9)	1,003
Fidelity VIP Government Money Market Service Class	43,324	(205,098)	(161,774)	396,579	(242,267)	154,312
Fidelity VIP Growth Service Class 2	209	(100)	109	92	(130)	(38)
Fidelity VIP Mid Cap Service Class 2	1,343	(1,173)	170	1,286	(1,162)	124
Fidelity VIP Value Strategies Service Class 2	114	(236)	(122)	138	(204)	(66)
Templeton Foreign VIP Class 2	16,022	(431)	15,591	3,711	(726)	2,985
Templeton Global Bond VIP Class 2	5,234	(1,049)	4,185	709	(772)	(63)
Janus Henderson Enterprise Service Shares	422	(209)	213	35	(230)	(195)
Janus Henderson Overseas Service Shares	551	(927)	(376)	668	(608)	60
Lazard Retirement Global Dynamic Multi-Asset Service Class	5	(4)	1
Lazard Retirement U.S. Strategic Equity Service Class	52	(52)	—	63	(58)	5
ClearBridge Variable Aggressive Growth - Class II	1,047	(877)	170	720	(1,293)	(573)
ClearBridge Variable Mid Cap - Class II	125	(107)	18	174	(90)	84
Lord Abbett Bond Debenture Class VC	281	(351)	(70)	876	(669)	207
Lord Abbett Developing Growth Class VC	2,249	(413)	1,836	1,049	(457)	592
Lord Abbett Fundamental Equity Class VC	52	(29)	23	92	(31)	61
Lord Abbett Total Return Class VC	3,313	(3,209)	104	802	(967)	(165)
II	220	(342)	(122)	—	(10)	(10)
III	261	(102)	159	108	(43)	65
V	—	(356)	(356)	—	(10)	(10)
MFS New Discovery Series - Service Class	116	(117)	(1)	156	(127)	29
MFS Utilities Series - Service Class	1,258	(1,051)	207	611	(1,046)	(435)
MFS Value Series - Service Class	565	(233)	332	1,810	(180)	1,630
Oppenheimer Global Fund/VA Service Shares	1,222	(372)	850	1,028	(822)	206
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	109	(287)	(178)	119	(315)	(196)
Royce Micro-Cap Service Class	47	(8)	39	19	(2)	17
State Street Total Return V.I.S. Class 3	100	(65)	35	119	(70)	49
T. Rowe Price Blue Chip Growth - II	2,538	(1,301)	1,237	2,656	(1,298)	1,358
T. Rowe Price Equity Income - II	1,480	(986)	494	1,606	(961)	645
VanEck VIP Global Hard Assets Initial Class	15,052	(2,463)	12,589	3,937	(15,140)	(11,203)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the “Separate Account”) comprising Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Equity Long/Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, PSF DFA Balanced Allocation, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 4, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares Dynamic Fixed Income V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2015 PortfolioSM Service Class 2, Fidelity VIP Freedom 2020 PortfolioSM Service Class 2, Fidelity VIP Freedom 2025 PortfolioSM Service Class 2, Fidelity VIP Freedom 2030 PortfolioSM Service Class 2, Fidelity VIP Freedom 2035 PortfolioSM Service Class 2, Fidelity VIP Freedom 2045 PortfolioSM Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Service Shares (formerly named Janus Aspen Series Enterprise Service Shares), Janus Henderson Overseas Service Shares (formerly named Janus Aspen Series Overseas Service Shares), Lazard Retirement Global Dynamic Multi-Asset Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income - II, and VanEck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) including the schedule of investments, as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 23, 2018

We have served as the auditor of one or more affiliated investment companies of Pacific Select Exec Separate Account of Pacific Life & Annuity Company since 2000.

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Form No. 85-23210-17